September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock ESG Capital Allocation Term Trust (ECAT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Cayman Islands(a)(b) — 0.4%
Apidos CLO XXXVI, Series 2021-36A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.19%, 07/20/34	USD	250	$ 250,655
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 7.83%, 10/15/34		250	250,765
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 11.33%, 10/15/34		250	250,565
Elmwood CLO I Ltd., Series 19-1A, Class 1RR, (3-mo. CME Term SOFR + 1.52%), 5.85%, 04/20/37		250	251,259
Elmwood CLO VII Ltd., Series 2020-4A, Class SUB, 0.00%, 10/17/37		1,000	425,575
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.19%, 07/17/34		500	500,950
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 8.24%, 01/22/35		250	250,531
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.83%, 01/20/37		250	249,635
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 7.63%, 07/15/34		1,500	1,499,897
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.50%, 05/23/31		124	124,221
Palmer Square CLO Ltd., Series 2020-3ARR, Class A2R2, (3-mo. CME Term SOFR + 2.30%), 6.51%, 11/15/36		500	502,235
Regatta XXIV Funding Ltd., Series 2021-5A, Class D1R, (3-mo. CME Term SOFR + 2.80%), 7.13%, 01/20/38		250	252,453
RR Ltd., Series 2024-28RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.87%, 04/15/37		500	501,887
RRX Ltd., Series 2022-7A, Class D, (3-mo. CME Term SOFR + 6.85%), 11.17%, 07/15/35		250	249,862
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29(c)		1,250	—
Trimaran CAVU Ltd., Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 7.83%, 10/25/34		550	552,532
Voya CLO Ltd., Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.19%, 10/17/32		250	250,250
			6,363,272
Ireland(a)(d) — 0.6%
AB Carval Euro CLO II-C DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.75%), 5.79%, 02/15/37	EUR	270	320,836
Arbour CLO VI DAC, Series 6X, Class DR, (3-mo. EURIBOR + 3.20%), 5.24%, 11/15/37		300	354,195
Arcano Euro CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 3.40%), 5.59%, 04/25/39		350	417,446
Arcano Euro CLO II DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.30%), 0.00%, 07/25/39		160	189,550
Arini European CLO IV DAC, Series 4X, Class D, (3- mo. EURIBOR + 3.50%), 5.53%, 01/15/38		430	513,884
Arini European CLO V DAC, Series 5X, Class D, (3- mo. EURIBOR + 2.80%), 5.17%, 01/15/39		230	269,972
Aurium CLO VII DAC, Series 7X, Class DR, (3-mo. EURIBOR + 3.15%), 5.28%, 10/15/38		110	130,647
Aurium CLO XIII DAC, Series 13X, Class D, (3-mo. EURIBOR + 2.80%), 5.17%, 04/15/38		160	187,398
Security		Par (000)	Value
Ireland (continued)
Avoca CLO XVIII DAC, Series 18X, Class DR, (3-mo. EURIBOR + 3.05%), 5.08%, 01/15/38	EUR	170	$ 200,716
Avoca Static CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 2.90%), 4.93%, 01/15/35		150	177,018
Capital Four CLO VIII DAC, Series 8X, Class D, (3-mo. EURIBOR + 3.25%), 5.19%, 10/25/37		350	415,103
Contego CLO V DAC, Series 5X, Class DR, (3-mo. EURIBOR + 3.10%), 5.13%, 10/15/37		230	271,830
Contego CLO VII DAC, Series 7X, Class DR, (3-mo. EURIBOR + 3.45%), 5.42%, 01/23/38		290	344,288
Contego CLO XI DAC, Series 11X, Class DR, (3-mo. EURIBOR + 3.20%), 5.23%, 11/20/38		220	261,114
CVC Cordatus Opportunity Loan Fund-R DAC, Series 1X, Class DR, (3-mo. EURIBOR + 2.80%), 4.84%, 08/15/33		700	823,006
Fidelity Grand Harbour CLO DAC, Series 2023-1X, Class DR, (3-mo. EURIBOR + 2.70%), 4.74%, 02/15/38		300	350,333
Hambridge Euro CLO 1 DAC, Series 1X, Class D, (3- mo. EURIBOR + 3.30%), 1.00%, 10/20/38		210	246,551
Harvest CLO XXXII DAC, Series 2032X, Class D, (3- mo. EURIBOR + 3.60%), 5.54%, 07/25/37		230	274,330
Henley CLO XI DAC, Series 11X, Class D, (3-mo. EURIBOR + 2.60%), 4.96%, 04/25/39		330	389,869
Henley CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.10%), 5.13%, 01/15/38		220	261,937
Jubilee CLO XXIX DAC, Series 2024-29X, Class D, (3-mo. EURIBOR + 3.20%), 5.23%, 01/15/39		370	438,936
Palmer Square European Loan Funding DAC
Series 2024-2X, Class D, (3-mo. EURIBOR + 3.15%), 5.19%, 05/15/34		270	317,823
Series 2024-3X, Class D, (3-mo. EURIBOR + 3.05%), 5.09%, 05/15/34		220	260,434
Penta CLO DAC, Series 2024-17X, Class D, (3-mo. EURIBOR + 3.25%), 5.29%, 08/15/38		253	299,042
Providus CLO II DAC, Series 2X, Class DRR, (3-mo. EURIBOR + 3.20%), 5.23%, 10/15/38		238	281,875
Rockford Tower Europe CLO DAC, Series 2025-1X, Class D, (3-mo. EURIBOR + 3.00%), 5.21%, 10/25/37		290	342,457
Signal Harmonic CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.50%), 5.42%, 07/15/38		190	225,634
Sona Fios CLO III DAC, Series 3X, Class D, (3-mo. EURIBOR + 3.25%), 5.27%, 04/20/37		470	557,687
Sona Fios CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 3.30%), 5.33%, 08/25/38		180	213,733
Texas Debt Capital Euro CLO DAC, Series 2025-1X, Class D, (3-mo. EURIBOR + 3.00%), 5.20%, 04/16/39		350	415,820
Tikehau CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.25%), 5.27%, 10/20/38		380	448,396
Victory Street CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 3.45%), 5.48%, 01/15/38		320	381,919
			10,583,779
United Kingdom — 0.0%
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(d)	GBP	302	424,566
United States(b) — 2.2%
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/19/39	USD	3,000	2,969,937

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Home Partners of America Trust
Series 2021-2, Class F, 3.80%, 12/17/26	USD	2,399	$ 2,337,103
Series 2021-3, Class F, 4.24%, 01/17/41		3,596	3,316,051
Mariner Finance Issuance Trust, Series 2021-BA, Class E, 4.68%, 11/20/36		470	437,396
Mill City Solar Loan Ltd.
Series 2019-1A, Class C, 5.92%, 03/20/43		988	743,805
Series 2019-1A, Class D, 7.14%, 03/20/43		1,512	1,036,883
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44		265	234,805
New Residential Mortgage Loan Trust, Series 2022- SFR1, Class F, 4.44%, 02/17/39		3,000	2,936,671
Progress Residential Trust
Series 2021-SFR10, Class F, 4.61%, 12/17/40		2,521	2,466,036
Series 2021-SFR11, Class G, 4.69%, 01/17/39		3,000	2,890,646
Series 2021-SFR9, Class F, 4.05%, 11/17/40		2,400	2,280,058
Series 2022-SFR1, Class F, 4.88%, 02/17/41		2,000	1,949,203
Series 2022-SFR1, Class G, 5.52%, 02/17/41		2,000	1,958,218
Series 2022-SFR3, Class E1, 5.20%, 04/17/39		2,700	2,683,477
Republic Finance Issuance Trust, Series 2021-A, Class D, 5.23%, 12/22/31		800	783,386
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.70%, 11/25/31(a)		3,500	3,325,346
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38		1,375	1,356,094
Series 2021-SFR1, Class G, 4.13%, 07/17/38		887	874,112
Series 2022-SFR1, Class E2, 5.74%, 04/17/39		1,200	1,193,628
			35,772,855
Total Asset-Backed Securities — 3.2% (Cost: $55,529,910)			53,144,472

	Shares
Common Stocks
Canada — 1.0%
Cameco Corp.	173,002	14,507,948
Enbridge, Inc.	22,000	1,109,880
		15,617,828
China — 0.5%
Alibaba Group Holding Ltd., ADR	1,170	209,114
BYD Co. Ltd., Class H	567,000	8,014,362
Tencent Holdings Ltd.	3,110	265,002
		8,488,478
Denmark — 0.7%
DSV A/S	37,087	7,408,890
Novo Nordisk A/S, Class B	74,568	4,152,067
		11,560,957
France — 3.1%
Arkema SA	23,768	1,507,083
Cie de Saint-Gobain SA	165,453	17,927,098
EssilorLuxottica SA	48,240	15,714,362
Hermes International SCA	4,896	12,039,458
Societe Generale SA	12,293	818,422
TotalEnergies SE, ADR	44,000	2,626,360
		50,632,783
Security	Shares	Value
Germany — 0.3%
SAP SE	19,981	$ 5,350,259
Israel — 0.0%
Deep Instinct Ltd.(c)(e)	52,360	3,142
Italy — 1.8%
Intesa Sanpaolo SpA	2,509,747	16,612,462
UniCredit SpA	177,194	13,483,592
		30,096,054
Netherlands — 1.6%
ASML Holding NV	25,630	24,994,041
ING Groep NV	63,116	1,654,634
		26,648,675
Norway — 0.0%
Equinor ASA, ADR(f)	24,000	585,120
Spain — 0.4%
CaixaBank SA	86,464	913,226
Cellnex Telecom SA(b)	179,638	6,222,199
		7,135,425
Sweden — 0.0%
Volta Trucks, Series C, (Acquired 02/22/22, Cost: $293,944)(c)(e)(g)	2,492	—
Taiwan — 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	126,557	35,346,105
United Kingdom — 2.1%
AstraZeneca PLC	4,000	612,804
Compass Group PLC	251,482	8,571,949
National Grid PLC	930,323	13,367,495
RELX PLC	259,440	12,395,732
Teya Services Ltd., (Acquired 11/16/21, Cost: $1,099,370)(c)(e)(g)	566	185,167
		35,133,147
United States — 53.1%
Advanced Micro Devices, Inc.(e)	2,700	436,833
Air Products and Chemicals, Inc.	13,543	3,693,447
Alphabet, Inc., Class C	155,868	37,961,651
Amazon.com, Inc.(e)	104,579	22,962,411
Apollo Global Management, Inc.	38,791	5,169,677
Apple, Inc.	169,738	43,220,387
Autodesk, Inc.(e)	22,844	7,256,854
Bank of America Corp.	297,627	15,354,577
Boston Scientific Corp.(e)	282,038	27,535,370
Broadcom, Inc.	72,012	23,757,479
Cadence Design Systems, Inc.(e)	28,626	10,055,169
Capital One Financial Corp.	61,492	13,071,969
Carrier Global Corp.	6,100	364,170
Cheniere Energy, Inc.	1,540	361,869
Cisco Systems, Inc.	160,051	10,950,689
Citigroup, Inc.	175,998	17,863,797
Coinbase Global, Inc., Class A(e)	796	268,642
Confluent, Inc., Class A(e)	169,815	3,362,337
CoreWeave, Inc.(e)	10,353	1,416,808
Costco Wholesale Corp.	20,100	18,605,163
CRH PLC	133,231	15,974,397
Delta Air Lines, Inc.	127,300	7,224,275
DF Residential III Equity Fund(e)	577,125	577,125
DF Residential III LP(c)(e)	2,270,079	2,383,583
DR Horton, Inc.	32,218	5,459,985
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Eaton Corp. PLC	16,339	$ 6,114,871
Eli Lilly & Co.	34,490	26,315,870
Figma, Inc., Class A(e)(f)	4,658	241,610
Flyr AS(c)(e)	392,187	4
Freeport-McMoRan, Inc.	42,231	1,656,300
Freewire Equity(c)(e)	63	—
General Electric Co.	9,190	2,764,536
Hilton Worldwide Holdings, Inc.	18,228	4,729,072
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $2,660,000)(c)(e)(g)	2,660,000	1,915,200
Home Depot, Inc.	41,491	16,811,738
Intel Corp.	29,000	972,950
Intuit, Inc.	17,553	11,987,119
Intuitive Surgical, Inc.(e)	40,040	17,907,089
JPMorgan Chase & Co.	60,882	19,204,009
Lam Research Corp.	6,049	809,961
Linde PLC	16,945	8,048,875
Lionsgate Studios Corp.(e)	66,792	460,865
Live Nation Entertainment, Inc.(e)	35,038	5,725,209
Lumen Technologies, Inc.(e)	29,588	181,079
Marsh & McLennan Cos., Inc.	87,149	17,563,138
Mastercard, Inc., Class A	47,980	27,291,504
McDonald’s Corp.	7,356	2,235,415
McKesson Corp.	23,968	18,516,239
Medtronic PLC	98,129	9,345,806
Meta Platforms, Inc., Class A	33,425	24,546,652
Micron Technology, Inc.	61,251	10,248,517
Microsoft Corp.(h)	134,059	69,435,859
MNTN, Inc., (Acquired 11/05/21, Cost: $1,239,070)(e)(g)	53,954	1,000,847
MongoDB, Inc., Class A(e)	2,986	926,795
Netflix, Inc.(e)	7,770	9,315,608
NextEra Energy, Inc.	215,933	16,300,782
NRG Energy, Inc.	5,008	811,046
NVIDIA Corp.	386,874	72,182,951
Oracle Corp.	47,743	13,427,241
Progressive Corp.	57,989	14,320,384
Salesforce, Inc.	58,469	13,857,153
Sanofi SA	53,836	5,097,944
Schneider Electric SE	62,857	17,692,503
Screaming Eagle Acquisition Crop., Pipe, (Acquired 05/14/24, Cost: $1,168,975)(e)(g)	115,000	785,273
ServiceNow, Inc.(e)	5,893	5,423,210
ServiceTitan, Inc., Class A(e)	11,422	1,151,680
Sonder Holdings, Inc., Class A(e)	15,727	19,973
Source Global PBC(c)(e)	4,243	339
Starz Entertainment Corp.(e)	1,506	22,183
Stryker Corp.	31,261	11,556,254
Tesla, Inc.(e)	26,535	11,800,645
Thermo Fisher Scientific, Inc.	5,205	2,524,529
TJX Cos., Inc.	32,465	4,692,491
Toll Brothers, Inc.	4,174	576,596
Trane Technologies PLC	41,849	17,658,604
TransDigm Group, Inc.	1,885	2,484,468
Uber Technologies, Inc.(e)	21,274	2,084,214
Union Pacific Corp.	38,783	9,167,138
United Airlines Holdings, Inc.(e)	32,465	3,132,873
UnitedHealth Group, Inc.	3,864	1,334,239
Vertex Pharmaceuticals, Inc.(e)	10,586	4,145,901
Vertiv Holdings Co., Class A	7,240	1,092,226
Security	Shares	Value
United States (continued)
Walmart, Inc.	205,522	$ 21,181,097
Walt Disney Co.	75,443	8,638,224
Wolfspeed, Inc.	397	11,363
		874,734,925
Total Common Stocks — 66.8% (Cost: $739,080,698)		1,101,332,898

		Par (000)
Corporate Bonds
Australia — 0.5%
Fortescue Treasury Pty. Ltd.(b)
5.88%, 04/15/30	USD	67	68,667
6.13%, 04/15/32		100	103,335
Mineral Resources Ltd.(b)
8.00%, 11/01/27		57	58,100
9.25%, 10/01/28		393	411,789
Oceana Australian Fixed Income Trust, A Note Upsize(c)
10.50%, 07/31/28	AUD	3,541	2,381,272
Class A, 12.50%, 07/31/26		2,524	1,705,704
Class A, 12.50%, 07/31/27		4,206	2,908,350
			7,637,217
Belgium — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 01/15/39	USD	2,189	2,824,785
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		600	596,487
			3,421,272
Canada — 0.2%
Air Canada, 3.88%, 08/15/26(b)		182	180,348
Alexandrite Lake Lux Holdings SARL, 6.75%, 07/30/30(d)	EUR	403	484,034
Bombardier, Inc.(b)
8.75%, 11/15/30	USD	83	89,507
6.75%, 06/15/33		100	104,356
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(b)		37	34,700
Burger King (Restaurant Brands International Inc.)/New Red Finance, Inc.(b)
6.13%, 06/15/29		114	116,565
5.63%, 09/15/29		100	101,203
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 4.00%, 10/15/30(b)		166	156,442
Garda World Security Corp.(b)
8.25%, 08/01/32		100	103,659
8.38%, 11/15/32		200	207,605
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29(b)		144	150,507
Mattamy Group Corp., 4.63%, 03/01/30(b)		100	96,515
NOVA Chemicals Corp.(b)
5.25%, 06/01/27		169	169,486
4.25%, 05/15/29		106	102,585
9.00%, 02/15/30		159	170,471
Open Text Corp., 3.88%, 12/01/29(b)		250	236,313
Parkland Corp., 6.63%, 08/15/32(b)		109	112,004

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Canada (continued)
RB Global Holdings, Inc., 6.75%, 03/15/28(b)	USD	147	$ 150,285
Rogers Communications, Inc.(a)
(5-year CMT + 2.62%), 7.13%, 04/15/55		114	120,859
(5-year CMT + 2.65%), 7.00%, 04/15/55		131	136,568
			3,024,012
Czech Republic — 0.0%
Czechoslovak Group A/S, 5.25%, 01/10/31(d)	EUR	225	274,728
Denmark — 0.0%
SGL Group ApS, (3-mo. EURIBOR + 4.25%), 6.28%, 02/24/31(a)		148	169,194
Finland(d) — 0.0%
Citycon Treasury BV
5.00%, 03/11/30		100	117,451
5.38%, 07/08/31		100	118,058
Mehilainen Yhtiot OYJ, 5.13%, 06/30/32		162	194,230
			429,739
France — 0.4%
Afflelou SAS, 6.00%, 07/25/29(d)		299	366,173
Atos SE(d)(i)
5.20%, 12/18/30		305	337,847
1.04%, 12/18/32		250	151,673
9.36%, 12/18/29		339	457,641
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 5.99%, 07/18/30(a)(d)		337	378,299
ELO SACA, 2.88%, 01/29/26(d)		100	116,894
Forvia SE, 5.50%, 06/15/31(d)		360	434,557
Goldstory SAS, 6.75%, 02/01/30(d)		328	399,858
iliad SA, 4.25%, 01/09/32(d)		300	354,127
IPD 3 BV, 5.50%, 06/15/31(d)		282	336,222
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.64%, 07/01/29(a)(d)		312	370,381
Loxam SAS, 6.38%, 05/31/29(d)		596	724,520
Lune Holdings SARL, 5.63%, 11/15/28(d)		315	114,233
Maya SAS/Paris France(b)
8.50%, 04/15/31	USD	232	248,818
7.00%, 04/15/32		200	203,961
New Immo Holding SA(d)
5.88%, 04/17/28	EUR	100	121,225
4.88%, 12/08/28		300	356,409
RCI Banque SA(a)(d)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37		200	238,908
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		600	740,978
Worldline SA, 5.50%, 06/10/30(d)		100	90,994
			6,543,718
Germany — 0.7%
Adler Pelzer Holding GmbH, 9.50%, 04/01/27(b)		177	197,674
Alstria Office AG, 5.50%, 03/20/31(d)		100	122,080
APCOA Group GmbH, (3-mo. EURIBOR + 4.13%), 6.15%, 04/15/31(a)(d)		315	372,212
Aroundtown Finance SARL(a)(j)
(5-year EURIBOR ICE Swap + 4.51%), 7.13%		274	339,226
(5-year UK Government Bond + 4.49%), 8.63%	GBP	420	581,683
BRANICKS Group AG, 2.25%, 09/22/26(d)	EUR	100	92,739
Commerzbank AG(a)(d)(j)
(5-year EUR Swap + 4.39%), 4.25%		200	232,462
(5-year EURIBOR ICE Swap + 5.13%), 7.88%		200	265,073
Security		Par (000)	Value
Germany (continued)
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27(d)(i)	EUR	440	$ 486,325
Deutsche Bank AG, (5-year EURIBOR ICE Swap + 4.75%), 4.63%(a)(d)(j)		800	925,340
Deutsche Lufthansa AG, (5-year EURIBOR ICE Swap + 2.86%), 5.25%, 01/15/55(a)(d)		500	605,733
Dynamo Newco II GmbH, 6.25%, 10/15/31(d)		121	147,297
Fressnapf Holding SE, 5.25%, 10/31/31(d)		138	164,199
IHO Verwaltungs GmbH, (7.00% PIK), 7.00%, 11/15/31(d)(k)		250	317,713
Lanxess AG, (6-mo. EURIBOR at 0.00% Floor + 9.50%, 13.41% Cash or 13.41% PIK), 11.62%, 04/01/31(c)		3,632	3,896,410
Mahle GmbH, 6.50%, 05/02/31(d)		499	606,446
PCF GmbH(d)
4.75%, 04/15/29		101	91,542
(3-mo. EURIBOR + 4.75%), 6.78%, 04/15/29(a)		131	118,455
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 5.78%, 07/01/29(a)(d)		242	285,732
Schaeffler AG(d)
4.25%, 04/01/28		100	119,329
5.38%, 04/01/31		100	122,936
TAG Immobilien AG, 0.63%, 03/11/31(d)(l)		100	122,692
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(d)(k)		309	244,212
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	400	398,586
TUI Cruises GmbH, 5.00%, 05/15/30(d)	EUR	108	130,182
Vonovia SE, Series B, 0.88%, 05/20/32(d)(l)		200	235,528
ZF Europe Finance BV, 7.00%, 06/12/30(d)		100	121,870
ZF North America Capital, Inc.(b)
7.13%, 04/14/30	USD	270	267,352
6.88%, 04/23/32		150	143,611
			11,754,639
Greece(a)(d) — 0.1%
Eurobank SA, (1-year EURIBOR ICE Swap + 1.70%), 4.00%, 02/07/36	EUR	325	383,483
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35		246	310,702
			694,185
Ireland — 0.1%
AIB Group PLC, (5-year EURIBOR ICE Swap + 3.71%), 6.00%(a)(d)(j)		300	359,728
Cedacri SpA, (3-mo. EURIBOR + 4.63%), 6.66%, 05/15/28(a)(d)		102	120,439
GGAM Finance Ltd., 8.00%, 02/15/27(b)	USD	141	144,308
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(d)	GBP	617	857,594
			1,482,069
Israel — 0.1%
Teva Pharmaceutical Finance Netherlands II BV, 4.13%, 06/01/31	EUR	261	309,108
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	112	109,760
6.75%, 03/01/28		200	206,968
			625,836
Italy — 0.4%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(a)(d)(j)	EUR	200	244,539
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Italy (continued)
Bubbles Bidco SpA(d)
6.50%, 09/30/31	EUR	241	$ 289,803
(3-mo. EURIBOR + 4.25%), 6.25%, 09/30/31(a)		235	278,023
Dolcetto Holdco SpA(d)
5.63%, 07/14/32		166	199,813
(3-mo. EURIBOR + 3.63%), 5.64%, 07/14/32(a)		100	118,339
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 6.15%, 07/15/31(a)(d)		305	360,228
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(d)		456	570,500
Eni SpA, (5-year EUR Swap + 2.40%), 4.88%(a)(d)(j)		225	268,500
Fedrigoni SpA, 6.13%, 06/15/31(d)		410	478,479
Fiber Midco SpA, (10.75% PIK), 10.75%, 06/15/29(d)(k)		197	213,810
Fibercop SpA
4.75%, 06/30/30(d)		100	119,253
5.13%, 06/30/32(d)		100	119,332
7.20%, 07/18/36(b)	USD	200	201,476
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(d)	EUR	263	311,111
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 5.78%, 04/15/29(a)(d)		411	487,002
Intesa Sanpaolo SpA, (5-year EUR Swap + 5.85%), 5.50%(a)(d)(j)		250	303,372
Itelyum Regeneration SpA, 5.75%, 04/15/30(d)		100	119,447
Nexi SpA, 0.00%, 02/24/28(d)(l)(m)		200	215,004
Pachelbel Bidco SpA(d)
7.13%, 05/17/31		137	173,297
(3-mo. EURIBOR + 4.25%), 6.27%, 05/17/31(a)		125	147,851
Rossini SARL(d)
6.75%, 12/31/29		149	184,553
(3-mo. EURIBOR + 3.88%), 5.88%, 12/31/29(a)		90	106,967
TeamSystem SpA(d)
5.00%, 07/01/31		100	119,049
(3-mo. EURIBOR + 3.25%), 5.19%, 07/01/32(a)		125	146,919
(3-mo. EURIBOR + 3.50%), 5.53%, 07/31/31(a)		222	261,396
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	78	86,408
Unipol Assicurazioni SpA, 4.90%, 05/23/34(d)	EUR	100	123,629
			6,248,100
Japan — 0.3%
Kioxia Holdings Corp., 6.63%, 07/24/33	USD	200	205,606
Mizuho Financial Group, Inc., (1-year CMT + 1.25%), 3.26%, 05/22/30(a)		2,040	1,966,654
Nissan Motor Co. Ltd.
5.25%, 07/17/29(d)	EUR	231	276,393
4.81%, 09/17/30(b)	USD	200	188,417
7.75%, 07/17/32(b)		200	211,653
SoftBank Group Corp.(d)
5.38%, 01/08/29	EUR	282	342,969
3.38%, 07/06/29		100	114,142
5.25%, 10/10/29		100	121,057
5.88%, 07/10/31		111	137,286
5.75%, 07/08/32		386	473,530
6.38%, 07/10/33		100	124,834
			4,162,541
Jersey(d) — 0.0%
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29	GBP	296	387,079
Deepocean Ltd., 6.00%, 04/08/31	EUR	100	118,991
			506,070
Luxembourg — 0.3%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(k)		797	995,145
Security		Par (000)	Value
Luxembourg (continued)
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.38%, 05/21/30(d)	EUR	186	$ 226,534
Encore Issuances SA, Series 155, (3-mo. EURIBOR + 10.00%), 12.05%, 11/06/25(a)		49	56,377
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(d)		179	213,645
INEOS Finance PLC
6.38%, 04/15/29(d)		393	456,932
7.50%, 04/15/29(b)	USD	200	194,579
7.25%, 03/31/31(d)	EUR	201	235,649
ION Platform Finance SARL
6.50%, 09/30/30		128	150,278
6.88%, 09/30/32		100	117,405
ION Trading Technologies SARL(b)
5.75%, 05/15/28	USD	400	392,531
9.50%, 05/30/29		200	211,235
Kleopatra Finco SARL, 4.25%, 03/01/26(d)	EUR	416	274,929
Luna 1.5 SARL, (10.50% PIK), 10.50%, 07/01/32(d)(k)		100	121,664
Luna 2 5SARL, 5.50%, 07/01/32(d)		100	119,445
Maxam Prill SARL, 6.00%, 07/15/30(d)		326	388,564
SES SA, 4.88%, 06/24/33(d)		100	122,238
Summer BC Holdco B SARL(d)
5.88%, 02/15/30		201	230,489
(3-mo. EURIBOR + 4.25%), 6.29%, 02/15/30(a)		131	151,036
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(d)(k)		542	634,855
			5,293,530
Mexico — 0.0%
Fomento Economico Mexicano SAB de C.V., 2.63%, 02/24/26(d)(l)		500	586,067
Netherlands — 0.2%
Boels Topholding BV, 5.75%, 05/15/30(d)		335	407,913
Q-Park Holding I BV, 5.13%, 02/15/30(d)		463	561,467
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	USD	780	743,067
Trivium Packaging Finance BV
6.63%, 07/15/30(d)	EUR	100	123,418
12.25%, 01/15/31(b)	USD	404	437,266
VZ Secured Financing BV, 5.25%, 01/15/33(d)	EUR	258	302,891
Ziggo BV, 4.88%, 01/15/30(b)	USD	200	188,771
			2,764,793
Portugal — 0.0%
EDP SA, (5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54(a)(d)	EUR	200	241,407
Slovenia — 0.0%
United Group BV, 6.50%, 10/31/31(d)		104	123,645
South Africa — 0.0%
Sappi Papier Holding GmbH, 4.50%, 03/15/32(d)		152	176,039
Spain(d) — 0.1%
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.52%, 05/01/30(a)		194	229,177
Banco Bilbao Vizcaya Argentaria SA(a)(j)
(5-year EUR Swap + 4.27%), 6.88%		400	506,991
(5-year EURIBOR ICE Swap + 5.54%), 8.38%		200	260,405
Bankinter SA, (5-year EURIBOR ICE Swap + 4.71%), 7.38%(a)(j)		200	254,954
CaixaBank SA, (5-year EURIBOR ICE Swap + 3.94%), 6.25%(a)(j)		200	245,636
Grifols SA, 7.13%, 05/01/30		230	284,445

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Spain (continued)
Iberdrola Finanzas SA, Series IBE, 1.50%, 03/27/30(l)	EUR	100	$ 120,530
Kaixo Bondco Telecom SA, 5.13%, 09/30/29		190	225,788
			2,127,926
Sweden — 0.1%
Intrum Investments And Financing AB
7.75%, 09/11/27		69	74,320
8.00%, 09/11/27(d)		141	168,580
8.50%, 09/11/29		86	88,175
8.50%, 09/11/30(b)(d)		70	71,986
Series 1, 7.75%, 09/11/28(b)(d)		118	122,581
Preem Holdings AB, 12.00%, 06/30/27(d)		138	167,040
Stena International SA
7.25%, 01/15/31(d)	USD	727	741,190
7.63%, 02/15/31(b)		200	205,999
Verisure Holding AB, 9.25%, 10/15/27(d)	EUR	515	620,416
			2,260,287
Switzerland — 0.0%
gategroup Finance Luxembourg SA, 3.00%, 02/28/27(d)	CHF	270	335,518
United Kingdom — 0.8%
Amber Finco PLC, 6.63%, 07/15/29(d)	EUR	586	723,119
Ardonagh Finco Ltd., 6.88%, 02/15/31(d)		1,052	1,276,625
BCP V Modular Services Finance II PLC(d)
6.13%, 11/30/28	GBP	606	760,879
6.50%, 07/10/31	EUR	555	609,178
Bellis Acquisition Co. PLC, 8.00%, 07/01/31(d)		356	424,179
Bracken MidCo1 PLC, (6.75% PIK), 6.75%, 11/01/27(d)(k)	GBP	123	164,774
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32(d)	EUR	202	246,811
6.38%, 02/15/32(b)	USD	150	153,740
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(d)	GBP	100	141,299
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	USD	200	210,281
Deuce Finco PLC, 5.50%, 06/15/27(b)	GBP	337	452,385
Edge Finco PLC, 8.13%, 08/15/31(d)		503	721,302
Froneri Lux FinCo SARL, 4.75%, 08/01/32(d)	EUR	162	191,871
Gatwick Airport Finance PLC, 4.38%, 04/07/26(d)	GBP	245	327,917
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.38%, 01/15/29(b)	USD	400	391,339
Global Switch Finance BV, 1.38%, 10/07/30(d)	EUR	224	248,399
Heathrow Finance PLC, 6.63%, 03/01/31(d)	GBP	756	1,021,609
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(b)	USD	200	205,914
INEOS Quattro Finance 2 PLC, 6.75%, 04/15/30(d)	EUR	178	195,853
Jaguar Land Rover Automotive PLC, 5.88%, 01/15/28(b)	USD	200	199,663
Mobico Group PLC(d)
4.88%, 09/26/31	EUR	196	181,145
(5-year UK Government Bond + 4.14%), 4.25%(a)(j)	GBP	165	135,483
Motion Finco SARL, 7.38%, 06/15/30(d)	EUR	204	215,755
Nationwide Building Society, (5-year UK Government Bond + 5.63%), 5.75%(a)(d)(j)	GBP	200	267,635
Ocado Group PLC, 11.00%, 06/15/30(d)		146	197,278
OEG Finance PLC, 7.25%, 09/27/29(d)	EUR	290	355,857
Pinnacle Bidco PLC, 10.00%, 10/11/28(d)	GBP	181	256,822
Stonegate Pub Co. Financing PLC(d)
10.75%, 07/31/29		155	209,030
Security		Par (000)	Value
United Kingdom (continued)
Stonegate Pub Co. Financing PLC(d) (continued)
(3-mo. EURIBOR + 6.63%), 8.66%, 07/31/29(a)	EUR	125	$ 144,623
Virgin Media Secured Finance PLC
4.25%, 01/15/30(d)	GBP	292	364,214
4.50%, 08/15/30(b)	USD	200	188,568
Vmed O2 U.K. Financing I PLC
4.50%, 07/15/31(d)	GBP	165	203,024
4.75%, 07/15/31(b)	USD	200	188,249
5.63%, 04/15/32(d)	EUR	683	822,011
Vodafone Group PLC, (5-year CMT + 2.77%), 4.13%, 06/04/81(a)	USD	160	149,679
Zegona Finance PLC, 6.75%, 07/15/29(d)	EUR	760	944,259
			13,490,769
United States — 8.3%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)	USD	102	105,895
Acrisure LLC/Acrisure Finance, Inc.(b)
4.25%, 02/15/29		26	25,049
7.50%, 11/06/30		200	208,350
Adient Global Holdings Ltd., 7.50%, 02/15/33(b)		148	153,249
ADT Security Corp., 4.13%, 08/01/29(b)		100	96,702
Advance Auto Parts, Inc., 7.38%, 08/01/33(b)		143	147,469
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
5.88%, 02/15/28		92	91,980
6.25%, 03/15/33		100	102,270
Alcoa Nederland Holding BV, 4.13%, 03/31/29(b)		200	193,399
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
6.75%, 04/15/28		145	147,570
7.38%, 10/01/32		386	397,747
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(b)		600	589,832
Allison Transmission, Inc., 3.75%, 01/30/31(b)		86	79,455
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40(a)		99	98,966
AMC Networks, Inc.(b)
10.25%, 01/15/29		41	43,204
10.50%, 07/15/32		183	193,511
American Airlines, Inc., 8.50%, 05/15/29(b)		281	293,126
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)		177	177,677
American Axle & Manufacturing, Inc., 5.00%, 10/01/29		178	169,150
American Tower Corp., 2.95%, 01/15/51		2,500	1,619,680
Amgen, Inc., 2.77%, 09/01/53		2,025	1,228,558
AmWINS Group, Inc., 6.38%, 02/15/29(b)		127	129,582
Arches Buyer, Inc., 4.25%, 06/01/28(b)		143	140,132
Arcosa, Inc., 6.88%, 08/15/32(b)		100	104,449
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27(b)		200	199,952
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.13%, 08/15/26(d)	EUR	718	822,026
Aretec Group, Inc., 10.00%, 08/15/30(b)		247	269,107
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		92	97,409
11.50%, 10/01/31		119	132,165
Asbury Automotive Group, Inc.(b)
4.63%, 11/15/29		100	97,048
5.00%, 02/15/32		100	96,023
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 08/01/33(b)		81	81,695
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
AT&T, Inc., 6.05%, 08/15/56	USD	718	$ 744,224
ATI, Inc., 7.25%, 08/15/30		220	230,931
Avantor Funding, Inc.(b)
4.63%, 07/15/28		112	110,170
3.88%, 11/01/29		135	128,380
Avient Corp., 6.25%, 11/01/31(b)		100	101,552
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b)
5.38%, 03/01/29		78	76,063
8.00%, 02/15/31		46	47,588
8.38%, 06/15/32		100	104,595
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		150	142,111
Axon Enterprise, Inc., 6.13%, 03/15/30(b)		104	106,811
Azorra Finance Ltd., 7.75%, 04/15/30(b)		31	32,511
Ball Corp.
6.00%, 06/15/29		86	88,033
4.25%, 07/01/32	EUR	181	217,352
5.50%, 09/15/33	USD	71	71,763
Bank of America Corp., (1-day SOFR + 1.37%), 1.92%, 10/24/31(a)		119	105,692
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		235	244,914
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., (3-mo. EURIBOR + 3.88%), 5.87%, 01/15/31(a)(d)	EUR	100	118,956
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 9.50%, 07/01/32(b)	USD	158	165,366
Beach Acquisition Bidco LLC
5.25%, 07/15/32(d)	EUR	137	164,879
(10.00% PIK), 10.00%, 07/15/33(b)(k)	USD	200	215,732
Block, Inc.
2.75%, 06/01/26		102	100,660
5.63%, 08/15/30(b)		123	124,621
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)		200	212,179
Brink’s Co., 6.50%, 06/15/29(b)		78	80,270
Builders FirstSource, Inc.(b)
5.00%, 03/01/30		37	36,624
6.75%, 05/15/35		200	208,827
Burford Capital Global Finance LLC(b)
6.25%, 04/15/28		200	200,356
9.25%, 07/01/31		200	212,513
Calpine Corp.(b)
4.50%, 02/15/28		100	99,578
4.63%, 02/01/29		39	38,617
3.75%, 03/01/31		89	84,766
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		139	134,483
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.13%, 05/01/27		177	175,811
4.50%, 08/15/30		100	94,441
4.25%, 02/01/31		289	266,236
7.38%, 03/01/31		115	118,655
4.75%, 02/01/32		360	332,914
4.50%, 06/01/33		59	52,455
4.25%, 01/15/34		232	200,579
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		243	214,145
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		104	89,550
Century Communities, Inc., 6.63%, 09/15/33(b)		100	100,876
Charles River Laboratories International, Inc.(b)
3.75%, 03/15/29		42	39,774
4.00%, 03/15/31		100	93,136
Chemours Co.(b)
4.63%, 11/15/29		100	90,346
Security		Par (000)	Value
United States (continued)
Chemours Co.(b) (continued)
8.00%, 01/15/33	USD	116	$ 115,381
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(b)		126	131,386
CHS/Community Health Systems, Inc.(b)
5.25%, 05/15/30		95	85,941
4.75%, 02/15/31		115	99,446
10.88%, 01/15/32		318	336,793
9.75%, 01/15/34		58	59,421
Cinemark USA, Inc.(b)
5.25%, 07/15/28		100	99,448
7.00%, 08/01/32		100	103,935
Citigroup, Inc.(a)
0.00%, 09/09/30		2,000	2,000,000
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28		1,000	991,177
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(b)		77	78,701
6.75%, 02/15/30(b)		100	103,301
4.75%, 06/15/31(d)	EUR	231	276,316
6.75%, 09/15/32(b)	USD	57	58,263
Clarivate Science Holdings Corp., 3.88%, 07/01/28(b)		79	76,026
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/30(b)		172	180,604
Cleveland-Cliffs, Inc.(b)
6.88%, 11/01/29		100	101,907
7.50%, 09/15/31		21	21,645
7.00%, 03/15/32		220	222,192
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		93	93,839
9.00%, 09/30/29		354	367,171
8.25%, 06/30/32		170	180,328
Clydesdale Acquisition Holdings, Inc.(b)
8.75%, 04/15/30		100	102,724
6.75%, 04/15/32		100	102,586
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/32(b)		100	97,149
CommScope LLC, 9.50%, 12/15/31(b)		120	124,212
CoreWeave, Inc.(b)
9.25%, 06/01/30		209	215,854
9.00%, 02/01/31		100	102,488
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(b)		218	211,818
CP Atlas Buyer, Inc., 9.75%, 07/15/30(b)		182	190,609
Credit Acceptance Corp., 6.63%, 03/15/30(b)		190	190,315
CSC Holdings LLC(b)
5.38%, 02/01/28		1,294	1,134,430
7.50%, 04/01/28		1,264	915,360
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)		100	100,910
Dana, Inc., 5.38%, 11/15/27		100	99,864
Darling Global Finance BV, 4.50%, 07/15/32(d)	EUR	210	248,924
Darling Ingredients, Inc., 6.00%, 06/15/30(b)	USD	263	265,515
Dell International LLC/EMC Corp., 5.30%, 10/01/29		750	774,453
Directv Financing LLC, 8.88%, 02/01/30(b)		100	99,171
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/31(b)		420	419,383
Discovery Communications LLC, 6.35%, 06/01/40		200	183,534
Duke Energy Florida LLC, 2.40%, 12/15/31		1,500	1,348,336
EchoStar Corp., 10.75%, 11/30/29		100	110,017
Edgewell Personal Care Co., 4.13%, 04/01/29(b)		100	95,115
Eli Lilly & Co., 5.00%, 02/09/54		2,640	2,497,712
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(b)
6.63%, 12/15/30		207	212,785

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(b) (continued)
6.75%, 07/15/31	USD	100	$ 103,865
Encompass Health Corp., 4.63%, 04/01/31		100	97,299
Encore Capital Group, Inc., 9.25%, 04/01/29(b)		200	211,032
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)		248	266,072
Energizer Holdings, Inc., 4.75%, 06/15/28(b)		100	98,260
Entegris, Inc., 3.63%, 05/01/29(b)		131	124,505
EquipmentShare.com, Inc., 8.63%, 05/15/32(b)		159	171,663
Fair Isaac Corp., 4.00%, 06/15/28(b)		177	172,140
Flyr Secured Notes, (1-mo. CME Term SOFR at 0.50% Floor + 5.00%, 9.44% Cash and 3.75% PIK), 10.00%, 01/20/27(c)		1,111	339,688
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		83	85,002
Ford Motor Credit Co. LLC, 4.54%, 08/01/26		1,915	1,913,364
Freedom Mortgage Corp., 12.25%, 10/01/30(b)		57	63,586
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		200	210,435
8.38%, 04/01/32		112	117,393
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		81	80,951
5.00%, 05/01/28		200	199,550
6.75%, 05/01/29		515	520,137
6.00%, 01/15/30		40	40,471
8.75%, 05/15/30		1,250	1,305,806
8.63%, 03/15/31		350	368,991
Frontier Florida LLC, Series E, 6.86%, 02/01/28		500	521,650
FTAI Aviation Investors LLC(b)
5.50%, 05/01/28		200	200,032
7.00%, 05/01/31		40	41,842
Gap, Inc., 3.88%, 10/01/31(b)		78	70,872
Gen Digital, Inc., 6.75%, 09/30/27(b)		123	124,885
General Motors Financial Co., Inc., 5.55%, 07/15/29		2,575	2,658,981
Gilead Sciences, Inc.
3.65%, 03/01/26		1,729	1,726,105
5.50%, 11/15/54		1,198	1,206,859
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29(b)		78	73,903
Goldman Sachs Bank USA/New York, Series BKNT, 6.60%, 09/12/30(a)		2,000	2,000,000
Goodyear Tire & Rubber Co.
6.63%, 07/15/30		100	101,466
5.25%, 07/15/31		119	111,784
GoTo Group, Inc., 5.50%, 05/01/28(b)		310	117,271
Graphic Packaging International LLC, 6.38%, 07/15/32(b)		100	101,547
Gray Media, Inc.(b)
10.50%, 07/15/29		100	108,125
9.63%, 07/15/32		311	317,729
GS Finance Corp., 8.75%, 02/14/30(a)		2,890	2,918,842
HCA, Inc.
5.88%, 02/01/29		1,515	1,577,354
5.95%, 09/15/54		1,301	1,298,147
Healthpeak OP LLC, 5.25%, 12/15/32		3,000	3,084,936
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/29(d)	EUR	292	358,724
Herc Holdings, Inc.(b)
6.63%, 06/15/29	USD	100	102,750
7.25%, 06/15/33		226	235,922
Hilton Domestic Operating Co., Inc.(b)
5.88%, 04/01/29		184	187,803
4.00%, 05/01/31		100	94,623
5.88%, 03/15/33		44	44,915
Security		Par (000)	Value
United States (continued)
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, 01/15/32(b)	USD	100	$ 101,565
Howard Hughes Corp.(b)
5.38%, 08/01/28		100	99,605
4.13%, 02/01/29		102	97,847
HUB International Ltd.(b)
5.63%, 12/01/29		127	126,872
7.25%, 06/15/30		72	75,089
7.38%, 01/31/32		300	312,402
Huntsman International LLC
4.50%, 05/01/29		82	78,476
2.95%, 06/15/31		100	84,373
iHeartCommunications, Inc.(b)
9.13%, 05/01/29		112	100,731
7.75%, 08/15/30		182	150,640
Imola Merger Corp., 4.75%, 05/15/29(b)		40	38,905
IQVIA, Inc., 5.00%, 10/15/26(b)		200	199,756
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		100	96,354
Iron Mountain, Inc.
7.00%, 02/15/29(b)		145	149,427
5.25%, 07/15/30(b)		231	228,451
4.75%, 01/15/34(d)	EUR	296	348,286
Jane Street Group/JSG Finance, Inc., 6.13%, 11/01/32(b)	USD	337	341,569
Jazz Securities DAC, 4.38%, 01/15/29(b)		200	194,847
Jefferson Capital Holdings LLC, 8.25%, 05/15/30(b)		141	147,461
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		255	258,639
JPMorgan Chase & Co., (1-day SOFR + 1.62%), 5.34%, 01/23/35(a)		547	568,538
Kaiser Aluminum Corp., 4.50%, 06/01/31(b)		61	57,494
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)		166	174,657
Kohl’s Corp., 5.13%, 05/01/31		228	179,995
Kronos International, Inc.(d)
9.50%, 03/15/29	EUR	100	123,724
Series SEP, 9.50%, 03/15/29		100	123,724
Lamar Media Corp., 3.75%, 02/15/28	USD	100	97,220
Lamb Weston Holdings, Inc., 4.38%, 01/31/32(b)		149	140,823
LBM Acquisition LLC, 6.25%, 01/15/29(b)		87	80,529
LCM Investments Holdings II LLC, 8.25%, 08/01/31(b)		224	236,903
Lessen Holdings, Inc., 12.48%, 01/05/28(b)(c)		1,927	1,792,460
Level 3 Financing, Inc., 6.88%, 06/30/33(b)		148	150,839
LGI Homes, Inc., 7.00%, 11/15/32(b)		218	212,861
Liberty Mutual Group, Inc., (5-year CMT + 3.32%), 4.13%, 12/15/51(a)(b)		60	58,932
LifePoint Health, Inc.(b)
11.00%, 10/15/30		100	110,216
8.38%, 02/15/32		78	83,125
Lithia Motors, Inc., 4.38%, 01/15/31(b)		47	44,632
Live Nation Entertainment, Inc., 3.75%, 01/15/28(b)		137	133,665
Magnera Corp.(b)
4.75%, 11/15/29		100	88,530
7.25%, 11/15/31		100	94,098
Marriott Ownership Resorts, Inc., 6.50%, 10/01/33(b)		100	99,542
Match Group Holdings II LLC(b)
4.63%, 06/01/28		89	87,427
4.13%, 08/01/30		100	94,449
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27		637	643,245
9.25%, 04/15/27		748	749,711
McAfee Corp., 7.38%, 02/15/30(b)		313	290,336
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
McGraw-Hill Education, Inc., 7.38%, 09/01/31(b)	USD	68	$ 70,649
Medline Borrower LP(b)
3.88%, 04/01/29		100	96,444
5.25%, 10/01/29		238	235,942
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		100	102,540
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)		133	135,323
Microsoft Corp., 2.53%, 06/01/50		3,342	2,115,727
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(b)		74	76,017
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		11	10,728
3.88%, 05/15/32		53	48,094
6.25%, 01/15/33		100	101,111
Morgan Stanley(a)
(1-day SOFR + 1.03%), 1.79%, 02/13/32		119	103,789
(1-day SOFR + 1.14%), 2.70%, 01/22/31		2,500	2,336,086
MPT Operating Partnership LP/MPT Finance Corp., 7.00%, 02/15/32(d)	EUR	204	250,266
Nationstar Mortgage Holdings, Inc.(b)
6.50%, 08/01/29	USD	200	205,178
7.13%, 02/01/32		95	99,161
NCL Corp. Ltd., 5.88%, 01/15/31(b)		119	118,996
NCR Atleos Corp., 9.50%, 04/01/29(b)		478	517,446
Newell Brands, Inc., 6.38%, 05/15/30		168	166,453
NextEra Energy Operating Partners LP, 7.25%, 01/15/29(b)		193	198,158
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/28(b)		133	138,478
Nordstrom, Inc., 4.25%, 08/01/31		100	90,834
Northern States Power Co., 2.90%, 03/01/50		1,225	822,281
Novelis Corp., 4.75%, 01/30/30(b)		187	180,205
NRG Energy, Inc.(b)
3.38%, 02/15/29		100	94,532
3.63%, 02/15/31		292	269,961
Olympus Water U.S. Holding Corp.
6.25%, 10/01/29(b)		400	388,398
7.25%, 06/15/31(b)		258	261,554
6.13%, 02/15/33(d)	EUR	246	289,504
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)
5.13%, 04/30/31	USD	200	175,210
7.88%, 05/15/34		200	185,280
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(b)		26	27,429
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(b)		100	101,798
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		204	212,184
Paramount Global, (3-mo. SOFR US + 4.16%), 6.25%, 02/28/57(a)		400	394,272
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(b)		100	97,500
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		100	106,130
7.13%, 11/15/30		108	112,456
6.75%, 02/15/34		104	106,089
PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/33(b)		250	252,290
Pitney Bowes, Inc., 6.88%, 03/15/27(b)		1,071	1,070,152
Post Holdings, Inc.(b)
5.50%, 12/15/29		100	99,601
6.25%, 02/15/32		100	102,808
6.38%, 03/01/33		100	100,931
Prestige Brands, Inc., 5.13%, 01/15/28(b)		100	99,183
Security		Par (000)	Value
United States (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(b)	USD	154	$ 149,699
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(b)		140	135,786
Prologis LP, 2.25%, 01/15/32		119	104,746
Public Service Electric and Gas Co., 4.65%, 03/15/33		2,650	2,663,931
Qnity Electronics, Inc., 5.75%, 08/15/32(b)		57	57,435
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32		244	252,746
6.75%, 03/01/33		76	79,017
QXO Building Products, Inc., 6.75%, 04/30/32(b)		75	77,655
Republic Services, Inc., 1.45%, 02/15/31		4,000	3,465,030
Resort Communities Loanco LP, 12.00%, 11/21/28(b)(c)		4,426	4,531,461
Reworld Holding Corp., 4.88%, 12/01/29(b)		100	94,047
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 04/01/32(b)		200	205,618
RingCentral, Inc., 8.50%, 08/15/30(b)		1,115	1,186,397
RLJ Lodging Trust LP, 3.75%, 07/01/26(b)		280	277,175
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
3.63%, 03/01/29		67	63,900
3.88%, 03/01/31		267	249,336
4.00%, 10/15/33		88	80,369
RR Donnelley & Sons Co., 10.88%, 08/01/29(b)		278	277,254
Ryan Specialty LLC, 4.38%, 02/01/30(b)		94	91,075
Sabre GLBL, Inc.(b)
10.75%, 11/15/29		1,197	1,156,779
11.13%, 07/15/30		140	135,583
SBA Communications Corp., 3.88%, 02/15/27		260	256,081
Schneider Electric SE, Series SUFP, 1.25%, 09/23/33(d)(l)	EUR	400	474,284
SCIH Salt Holdings, Inc., 4.88%, 05/01/28(b)	USD	181	176,875
Scotts Miracle-Gro Co., 4.38%, 02/01/32		57	52,629
Seagate Data Storage Technology Pte Ltd.(b)
8.25%, 12/15/29		453	479,547
8.50%, 07/15/31		100	105,866
Sealed Air Corp., 5.00%, 04/15/29(b)		100	99,442
Sensata Technologies, Inc.(b)
4.38%, 02/15/30		120	115,819
3.75%, 02/15/31		74	68,293
Service Corp. International
4.63%, 12/15/27		20	19,903
3.38%, 08/15/30		111	102,849
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/32(b)		67	69,271
5.50%, 05/15/33(d)	EUR	139	169,925
Sirius XM Radio LLC(b)
5.00%, 08/01/27	USD	138	137,337
4.00%, 07/15/28		153	147,840
4.13%, 07/01/30		98	91,915
3.88%, 09/01/31		139	125,973
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)		71	71,028
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/32(b)		122	124,295
SLM Corp., 3.13%, 11/02/26		169	165,560
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)		193	203,797
Snap, Inc., 6.88%, 03/01/33(b)		89	90,967
Somnigroup International, Inc., 3.88%, 10/15/31(b)		100	91,587
Sonder Holdings, Inc., (7.00% PIK), 7.00%, 12/10/27(c)		6,533	4,899,631
Sonic Automotive, Inc., 4.88%, 11/15/31(b)		62	59,285
Stagwell Global LLC, 5.63%, 08/15/29(b)		57	55,371

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Standard Building Solutions, Inc., 6.50%, 08/15/32(b)	USD	186	$ 190,840
Standard Industries, Inc.(b)
4.38%, 07/15/30		38	36,434
3.38%, 01/15/31		114	103,235
Star Parent, Inc., 9.00%, 10/01/30(b)		204	215,667
Starwood Property Trust, Inc., 3.63%, 07/15/26(b)		199	196,720
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(b)		1,171	1,110,506
Steel Dynamics, Inc., 3.45%, 04/15/30		3,060	2,946,526
Stem, Inc., 0.50%, 12/01/28(b)(l)		275	78,375
Synchrony Financial, 7.25%, 02/02/33		100	106,709
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		100	101,212
Team Health Holdings, Inc., (9% Cash and 4.5% PIK), 13.50%, 06/30/28(b)(k)		200	216,000
TEGNA, Inc., 4.63%, 03/15/28		72	70,607
Teleflex, Inc., 4.25%, 06/01/28(b)		100	97,619
Tenet Healthcare Corp.
4.25%, 06/01/29		202	197,279
4.38%, 01/15/30		90	87,529
6.13%, 06/15/30		234	236,985
Tenneco, Inc., 8.00%, 11/17/28(b)		259	259,473
Terex Corp., 6.25%, 10/15/32(b)		151	153,823
TKC Holdings, Inc., 10.50%, 05/15/29(b)		290	296,985
T-Mobile USA, Inc.
3.75%, 04/15/27		2,750	2,733,651
3.38%, 04/15/29		2,180	2,116,627
5.25%, 06/15/55		1,310	1,219,460
TransDigm, Inc.
6.75%, 08/15/28(b)		100	101,906
4.63%, 01/15/29		100	97,997
7.13%, 12/01/31(b)		100	104,309
6.63%, 03/01/32(b)		399	410,788
6.00%, 01/15/33(b)		100	101,108
6.38%, 05/31/33(b)		130	131,462
Travel & Leisure Co., 6.63%, 07/31/26(b)		148	149,100
Tronox, Inc., 4.63%, 03/15/29(b)		454	296,120
Twilio, Inc., 3.63%, 03/15/29		54	51,457
U.S. Foods, Inc.(b)
6.88%, 09/15/28		65	66,992
4.75%, 02/15/29		100	98,505
4.63%, 06/01/30		133	129,979
UKG, Inc., 6.88%, 02/01/31(b)		194	200,176
United Rentals North America, Inc.
4.88%, 01/15/28		145	144,557
4.00%, 07/15/30		123	117,649
United Wholesale Mortgage LLC(b)
5.75%, 06/15/27		161	160,910
5.50%, 04/15/29		104	102,570
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
10.50%, 02/15/28		594	625,601
4.75%, 04/15/28		233	228,168
Univision Communications, Inc.(b)
7.38%, 06/30/30		100	100,479
9.38%, 08/01/32		237	252,563
UWM Holdings LLC, 6.25%, 03/15/31(b)		100	99,524
Verizon Communications, Inc., 3.88%, 02/08/29		1,500	1,489,196
Viasat, Inc., 5.63%, 04/15/27(b)		146	145,412
Viking Cruises Ltd., 5.88%, 09/15/27(b)		100	100,038
VOC Escrow Ltd., 5.00%, 02/15/28(b)		100	99,728
Voyager Parent LLC, 9.25%, 07/01/32(b)		143	151,221
Warnermedia Holdings, Inc., 4.28%, 03/15/32		100	91,625
Wayfair LLC, 7.25%, 10/31/29(b)		100	103,104
Security		Par (000)	Value
United States (continued)
WESCO Distribution, Inc., 6.38%, 03/15/29(b)	USD	200	$ 205,916
Westbay, 11.00%, 02/06/30(c)		9,276	9,404,009
Whirlpool Corp., 6.50%, 06/15/33		65	64,866
Williams Scotsman, Inc., 7.38%, 10/01/31(b)		107	111,745
Windstream Services LLC, 7.50%, 10/15/33(b)		65	64,982
Wolfspeed, Inc.
2.50%, 06/15/31(c)(l)		4	3,808
2.50%, 06/15/31(b)(l)		3	2,740
(7.00% Cash or 12.00% PIK), 7.00%, 06/15/31(c)(k)		5	17,758
Xerox Corp.(b)
10.25%, 10/15/30		672	682,642
13.50%, 04/15/31		737	713,496
Xerox Holdings Corp., 8.88%, 11/30/29(b)		44	23,771
XPLR Infrastructure Operating Partners LP(b)
8.38%, 01/15/31		118	123,664
8.63%, 03/15/33		102	106,966
XPO, Inc., 7.13%, 02/01/32(b)		37	38,859
Xylem, Inc./New York, 2.25%, 01/30/31		3,000	2,695,030
Yum! Brands, Inc., 3.63%, 03/15/31		217	202,622
			135,950,151
Total Corporate Bonds — 12.8% (Cost: $207,249,939)			210,323,452
Fixed Rate Loan Interests
United States — 0.2%
AMF MF Portfolio, Term Loan, 7.29%, 11/01/28(c)		3,242	3,326,367
Total Fixed Rate Loan Interests — 0.2% (Cost: $3,214,353)			3,326,367
Floating Rate Loan Interests(a)
France — 0.3%
Hestiafloor 2 SASU, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.50%, 02/27/30	EUR	588	694,865
HomeVi SASU, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.75%), 6.78%, 10/31/29		1,000	1,176,540
Obol France 2.5 SAS, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 5.00%), 7.19%, 12/31/28		1,000	1,151,063
Parts Europe SA, 2025 EUR Repriced Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.00%), 4.92%, 02/03/31		1,000	1,177,537
Ramsay Generale de Sante SA, 2025 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.25%, 08/13/31		900	1,058,093
			5,258,098
Germany — 0.4%
AVIV Group GmbH, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.10%, 04/23/32		1,147	1,354,457
IFCO Management GmbH, 2024 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.40%, 11/29/29		1,000	1,177,819
Nidda Healthcare Holding GmbH, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.53%, 02/21/30		1,439	1,692,675
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Germany (continued)
Schoen Klinik SE, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.00%, 01/12/31	EUR	667	$ 783,921
Speedster Bidco GmbH, 2024 EUR Term Loan B, (6- mo. EURIBOR at 0.00% Floor + 3.50%), 5.62%, 12/10/31		660	778,748
TK Elevator Midco GmbH, 2025 EUR Term Loan B1, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 5.33%, 04/30/30		1,000	1,177,479
			6,965,099
Ireland — 0.2%
Applegreen Finance Ireland DAC, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 7.03%, 01/30/32		570	675,036
ION Trading Finance Ltd., 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.66%, 04/01/28		1,000	1,169,648
Promontoria Beech Designated Activity Co., EUR Term Loan, (1-mo. EURIBOR + 3.75%), 5.63%, 05/17/27(c)		1,036	1,216,556
			3,061,240
Luxembourg — 0.6%
INEOS Finance PLC, 2024 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.41%, 06/23/31		1,000	1,097,374
Matterhorn Telecom SA, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.50%), 4.50%, 01/30/32		1,000	1,176,669
Speed Midco 3 SARL
2024 EUR Term Loan B2, (1-mo. EURIBOR at 0.00% Floor + 4.95%), 6.87%, 05/16/29(c)		2,488	2,921,019
2025 EUR Term Loan, 09/23/32(n)		1,000	1,174,051
Tackle SARL
2025 EUR Add on Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.28%, 05/22/28		594	697,964
2025 EUR Repriced Term Loan B2, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 5.37%, 05/22/28		656	772,543
Traviata BV, 2025 EUR PIK Term Loan, (1-mo. EURIBOR at 0.00% Floor + 8.00%), 9.93%, 01/22/33(c)		1,043	1,214,387
			9,054,007
Netherlands — 0.2%
Median BV, 2021 EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 4.93%), 6.93%, 10/14/27		982	1,153,062
Peer Holding III BV, 2025 EUR Term Loan B6B, (3-mo. EURIBOR at 0.00% Floor + 2.75%), 4.75%, 07/01/31		1,400	1,646,169
Stage Entertainment BV, 2024 EUR Term Loan B, (3- mo. EURIBOR at 0.00% Floor + 4.00%), 6.03%, 06/02/29		1,000	1,182,492
			3,981,723
New Zealand — 0.1%
FNZ NZ Finco Ltd., 2024 GBP Term Loan B, (1-mo. SONIA at 0.00% Floor + 6.00%), 9.97%, 11/05/31	GBP	1,000	1,075,920
Security		Par (000)	Value
Norway — 0.0%
Sector Alarm Holding A/S, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.53%, 06/14/29	EUR	407	$ 479,804
Spain — 0.3%
Aernnova Aerospace SAU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 5.98%, 02/27/30		1,303	1,519,656
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 5.29%, 10/30/31		741	874,906
Financiere Pax SAS, 2025 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.04%, 12/31/29		1,000	1,180,531
HBX Group International PLC, EUR Term Loan B, (6- mo. EURIBOR at 0.00% Floor + 2.75%), 4.87%, 02/13/32		1,011	1,188,295
			4,763,388
Sweden — 0.1%
Platea BC Bidco AB
EUR Delayed Draw Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.50%, 04/03/31		65	77,155
EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.50%, 04/03/31		833	983,727
Quimper AB, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.69%, 03/29/30		1,009	1,191,828
			2,252,710
United Kingdom — 0.5%
Belron U.K. Finance PLC, 2024 EUR Incremental Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 4.97%, 10/16/31		1,325	1,560,561
Boots Group Bidco Ltd., GBP Term Loan B, (1-mo. SONIA at 0.00% Floor + 4.75%), 8.72%, 08/30/32	GBP	1,160	1,570,031
CD&R Firefly Bidco PLC, 2025 GBP Term Loan, (3-mo. SONIA at 0.00% Floor + 4.75%), 8.97%, 04/29/29		1,000	1,345,599
Froneri Lux FinCo SARL, 2024 EUR Term Loan B3, (6-mo. EURIBOR at 0.00% Floor + 2.50%), 4.58%, 09/30/31	EUR	1,000	1,173,076
Inspired Finco Holdings Ltd., 2025 EUR Term Loan B6, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.16%, 02/28/31		719	847,034
Masorange Finco PLC, 2025 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 2.50%), 4.56%, 03/25/31		1,000	1,172,795
			7,669,096
United States — 1.6%
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (12-mo. CME Term SOFR at 0.50% Floor + 5.60%), 9.58%, 02/01/30	USD	3,108	2,941,736
Clarios Global LP, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.16%, 01/28/32	EUR	1,000	1,178,723
Coreweave Compute Acquisition Co. II LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 14.35%, 07/31/28(c)	USD	5,263	5,236,461

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Coreweave Compute Acquisition Co. IV LLC
2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 9.97%, 05/16/29(c)	USD	383	$ 377,325
2025 5th Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.25%, 09/30/30		94	94,406
EIS Group, Inc.(c)
Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.16%, 07/10/28		341	329,152
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.16%, 07/10/28		3,406	3,291,517
Galaxy Universal LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 6.50%), 10.75%, 11/12/26(c)		6,052	6,021,972
GoTo Group, Inc.
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.90%), 9.22%, 04/28/28		150	126,179
2024 Second Out Term Loan, (3-mo. CME Term SOFR + 4.90%), 9.22%, 04/28/28		115	37,326
Hydrofarm Holdings LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.76%), 10.07%, 10/25/28(c)		1,037	850,661
Indy U.S. Bidco LLC, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.00%), 4.91%, 10/31/30	EUR	884	1,038,122
Montage Hotels & Resorts LLC(c)
Revolver, (Prime + 6.00%), 12.55%, 02/16/29	USD	257	247,385
Term Loan, (Prime + 6.00%), 13.25%, 02/16/29		1,284	1,235,342
Pitney Bowes, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.91%, 03/19/32		562	561,373
Polaris Newco LLC, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.03%, 06/02/28	EUR	992	1,083,135
Redstone Holdco 2 LP, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 9.32%, 04/27/28	USD	1,297	658,413
Verifone Systems, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.51%), 9.82%, 08/18/28		1,858	1,794,543
Xerox Holdings Corp., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.10%, 11/19/29		40	37,050
			27,140,821
Total Floating Rate Loan Interests — 4.3% (Cost: $69,125,051)			71,701,906
Foreign Agency Obligations
Canada — 0.1%
Canadian Government Bonds, 2.75%, 03/01/30	CAD	2,226	1,603,530
France — 0.0%
French Republic Government Bond OAT, 3.20%, 05/25/35(b)(d)	EUR	400	459,516
Ireland — 0.4%
Ireland Government Bonds, 2.60%, 10/18/34(d)		5,800	6,621,688
Security		Par (000)	Value
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro, Series 5Y, 2.95%, 07/01/30(d)	EUR	2,578	$ 3,054,542
Spain — 0.8%
Spain Government Bonds
2.70%, 01/31/30		2,869	3,395,190
3.20%, 10/31/35(b)(d)		8,000	9,350,985
			12,746,175
United Kingdom — 0.2%
U.K. Gilts, 4.38%, 03/07/30(d)	GBP	2,534	3,439,964
Total Foreign Agency Obligations — 1.7% (Cost: $27,031,407)			27,925,415

	Shares
Investment Companies
United States — 2.5%
iShares China Large-Cap ETF(o)	91,382	3,759,455
KraneShares CSI China Internet ETF	52,473	2,204,391
SPDR Gold Shares(e)(h)(p)	79,338	28,202,279
SPDR S&P Biotech ETF(f)	40,000	4,008,000
SPDR S&P Homebuilders ETF	4,200	465,360
SPDR S&P Regional Banking ETF	37,784	2,391,727
Total Investment Companies — 2.5% (Cost: $34,101,135)		41,031,212

		Par (000)
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)	USD	325	340,318
Puerto Rico — 0.2%
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(e)(q)		4,218	2,477,084
Total Municipal Bonds — 0.2% (Cost: $2,259,739)			2,817,402
Non-Agency Mortgage-Backed Securities
United States(a)(b) — 1.8%
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B1, 4.38%, 09/25/51		2,047	1,812,197
CHNGE Mortgage Trust
Series 2022-1, Class M1, 3.99%, 01/25/67		2,000	1,726,227
Series 2022-2, Class M1, 4.61%, 03/25/67		5,000	4,477,089
FREMF Trust, Series 2018-W5FX, Class CFX, 3.79%, 04/25/28		1,923	1,790,688
Grace Trust, Series 2020-GRCE, Class D, 2.77%, 12/10/40		2,000	1,745,127
GS Mortgage Securities Corp. Trust
Series 2021-DM, Class E, (1-mo. Term SOFR + 3.05%), 7.20%, 11/15/36		1,440	1,429,658
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
GS Mortgage Securities Corp. Trust (continued)
Series 2021-DM, Class F, (1-mo. Term SOFR + 3.55%), 7.70%, 11/15/36	USD	2,150	$ 2,132,272
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 3.04%, 12/10/41		2,000	1,703,741
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-MHC, Class E, (1-mo. Term SOFR + 2.81%), 6.97%, 04/15/38		2,114	2,116,642
Series 2021-NYAH, Class E, (1-mo. Term SOFR + 2.20%), 6.36%, 06/15/38		2,000	1,767,274
Series 2022-NLP, Class F, (1-mo. Term SOFR + 3.79%), 7.94%, 04/15/37		1,730	1,634,959
Series 2022-OPO, Class D, 3.56%, 01/05/39		860	696,719
MFRA Trust, Series 2022-CHM1, Class M1, 4.57%, 09/25/56		4,000	3,581,295
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, (1-mo. Term SOFR + 2.72%), 6.87%, 04/15/38		811	810,907
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.99%, 02/12/41		650	516,839
Velocity Commercial Capital Loan Trust, Series 2021-4, Class M4, 4.48%, 12/26/51		2,258	1,862,206
Total Non-Agency Mortgage-Backed Securities — 1.8% (Cost: $32,458,613)			29,803,840
Preferred Securities
Capital Trusts — 0.6%(a)
Canada — 0.0%
Bell Telephone Co. of Canada or Bell Canada, 6.88%, 09/15/55		184	190,887
TELUS Corp., 7.00%, 10/15/55		88	92,789
			283,676
France(j) — 0.1%
Air France-KLM, 5.75%(d)	EUR	200	239,606
Electricite de France SA(d)
4.38%		100	116,525
5.13%		200	242,311
5.63%		200	246,539
7.38%	GBP	200	274,330
RCI Banque SA, 6.13%(d)	EUR	200	234,693
Societe Generale SA, 8.13%(b)	USD	289	302,731
Unibail-Rodamco-Westfield SE, 4.75%(d)	EUR	200	238,510
Veolia Environnement SA, 4.32%(d)		100	117,638
			2,012,883
Germany(d) — 0.1%
Bayer AG, 5.38%, 03/25/82		300	361,917
Commerzbank AG, 6.50%(j)		200	251,427
Deutsche Bank AG, 7.13%(j)		200	247,725
Volkswagen International Finance NV(j)
5.49%		100	121,189
5.99%		100	121,839
			1,104,097
Security		Par (000)	Value
Italy(d)(j) — 0.1%
BPER Banca SpA, 6.50%	EUR	200	$ 245,694
Prysmian SpA, 5.25%		275	336,792
			582,486
Japan — 0.0%
Rakuten Group, Inc., 8.13%(b)(j)	USD	400	415,798
Netherlands(j) — 0.1%
ING Groep NV
3.88%		200	191,741
7.25%(d)		300	317,625
NN Group NV, 5.75%(d)	EUR	200	237,914
			747,280
Spain — 0.0%
CaixaBank SA, 5.88%(d)(j)		200	243,251
Switzerland — 0.0%
UBS Group AG, 6.85%(b)(j)	USD	500	515,592
United Kingdom — 0.1%
British Telecommunications PLC, 4.88%, 11/23/81(b)		380	364,489
Centrica PLC, 6.50%, 05/21/55(d)	GBP	505	695,305
Nationwide Building Society, 7.50%(d)(j)		440	606,656
NatWest Group PLC, 7.50%(j)		200	273,686
Vodafone Group PLC, 7.00%, 04/04/79	USD	76	80,297
			2,020,433
United States — 0.1%
CVS Health Corp., 7.00%, 03/10/55		72	75,581
DENTSPLY SIRONA, Inc., 8.38%, 09/12/55		118	121,615
Edison International
8.13%, 06/15/53		172	175,785
7.88%, 06/15/54		63	64,190
FMC Corp., 8.45%, 11/01/55		86	90,763
Global Atlantic Fin Co., 7.95%, 10/15/54(b)		111	117,448
PG&E Corp., 7.38%, 03/15/55		326	334,916
			980,298
			8,905,794

	Shares
Preferred Stocks — 1.7%(c)
Finland — 0.1%
Aiven, Series D(e)	35,053	1,949,648
United States — 1.6%
Anthropic PBC, Series F, (Acquired 08/18/25, Cost: $693,843)(e)(g)	4,922	693,854
Bright Machines, Inc.(e)
Series C	472,895	132,411
Series C-1	985,055	108,356
Cap Hill Brands, Series B-2(e)	1,088,268	11
Clarify Health, Series D-1(e)	318,926	959,967
CoreWeave, Inc., Series C, 03/25/49	1,594,000	4,367,560
Davidson Homes, Inc.(e)	7,258	7,876,962
Insight M, Inc., Series D(e)	2,854,422	574,595
Lessen Holdings, Inc.(e)
Series BX	456,729	168,990
Series CX	24,168	12,084

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
RapidSOS, Series C-1(e)	1,707,127	$ 1,980,267
Verger Capital Fund LLC(e)	317,866	60,395
Veritas Kapital Assurance PLC(e)
Series G	973	22,136
Series G-1	672	15,288
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $4,623,422), 10/07/32(e)(g)	1,584,337	9,426,805
		26,399,681
		28,349,329
Total Preferred Securities — 2.3% (Cost: $44,946,212)		37,255,123

		Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 7.5%
Uniform Mortgage-Backed Securities(r)
5.50%, 10/15/54	USD	32,500	32,767,734
3.50%, 10/14/55		18,006	16,448,862
4.50%, 10/14/55		76,345	74,043,798
Total U.S. Government Sponsored Agency Securities — 7.5% (Cost: $123,659,752)			123,260,394

	Shares
Warrants
Israel — 0.0%
Deep Instinct Ltd., Series D, (Acquired 09/20/22, Cost: $0), (Exercisable 09/20/22, 1 Share for 1 Warrant, Expires 09/20/32, Strike Price USD 0.01)(c)(e)(g)	36,915	369
United States(e) — 0.1%
Davidson Homes, Inc., Class A, (Issued 05/16/24, Expires 05/16/34, Strike Price USD 8.47)(c)	50,374	308,289
Flyr AS, Series D-X, (Expires 12/31/49)(c)	5,576	—
Insight M, Inc., (Issued 01/31/24, Expires 12/31/49, Strike Price USD 0.34)(c)	2,957,679	207,925
RapidSOS, Inc., Series C-1, (Issued 12/13/23, Expires 12/13/33, Strike Price USD 0.01)(c)	946,544	1,088,526
Sonder Holdings, Inc., (Expires 04/11/30, Strike Price USD 1.00)(c)	155,888	85,738
Sonder Holdings, Inc., (Expires 12/30/29, Strike Price USD 0.01)(c)	15,626	20,158
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(c)(g)	195,273	933,405
Volato Group, Inc., (Acquired 12/03/23, Cost: $41,409), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(g)	41,409	414
		2,644,455
Total Warrants — 0.1% (Cost: $41,411)		2,644,824
Total Long-Term Investments — 103.4% (Cost: $1,338,698,220)		1,704,567,305
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(o)(s)(t)	1,825,210	$ 1,826,123
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(o)(s)	40,410,747	40,410,747
Total Short-Term Securities — 2.5% (Cost: $42,236,634)		42,236,870
Options Purchased — 0.4% (Cost: $5,172,400)		6,382,847
Total Investments Before Options Written — 106.3% (Cost: $1,386,107,254)		1,753,187,022
Options Written — (0.3)% (Premiums Received: $(4,197,386))		(5,559,084)
Total Investments, Net of Options Written — 106.0% (Cost: $1,381,909,868)		1,747,627,938
Liabilities in Excess of Other Assets — (6.0)%		(99,525,003)
Net Assets — 100.0%		$ 1,648,102,935

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan.
(g)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $14,941,334, representing 0.9% of its net assets as of period end, and an original cost of $11,820,033.

(h)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Perpetual security with no stated maturity date.
(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	Convertible security.
(m)	Zero-coupon bond.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Affiliate of the Trust.
(p)	All or a portion of the security is held by a wholly-owned subsidiary.
(q)	Issuer filed for bankruptcy and/or is in default.
(r)	Represents or includes a TBA transaction.
(s)	Annualized 7-day yield as of period end.
(t)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,960,134	$ —	$ (2,133,923)(a)	$ 66	$ (154)	$ 1,826,123	1,825,210	$ 31,043 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	207,553,773	—	(167,143,026)(a)	—	—	40,410,747	40,410,747	3,660,231	—
iShares Biotechnology ETF(c)	925,472	—	(929,458)	(72,135)	76,121	—	—	848	—
iShares China Large-Cap ETF	—	7,287,225	(3,887,761)	68,875	291,116	3,759,455	91,382	—	—
iShares iBoxx $ High Yield Corporate Bond ETF(c)	2,276,445	—	(2,306,771)	17,736	12,590	—	—	10,424	—
iShares JP Morgan USD Emerging Markets Bond ETF(c)	5,895,071	—	(5,979,855)	263,592	(178,808)	—	—	54,720	—
iShares Russell 2000 ETF(c)	—	11,736,098	(11,720,580)	(15,518)	—	—	—	—	—
iShares Russell Mid-Cap Growth ETF(c)	248,176	—	(235,559)	48,860	(61,477)	—	—	194	—
				$ 311,476	$ 139,388	$ 45,996,325		$ 3,757,460	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	43	10/28/25	$ 2,130	$ (4,644)
Euro BOBL	154	12/08/25	21,300	5,249
Euro BTP	25	12/08/25	3,517	39,013
Euro Bund	72	12/08/25	10,868	36,434
Euro-Schatz	38	12/08/25	4,773	(4,944)
KOSPI 200 Index	43	12/11/25	3,646	260,793
Nikkei 225 Index	28	12/11/25	8,504	283,136
10-Year Australian Treasury Bonds	70	12/15/25	5,250	(4,934)
E-mini Russell 2000 Index	59	12/19/25	7,244	(33,714)
Euro Stoxx 50 Index	74	12/19/25	4,814	126,764
Euro Stoxx Banks Index	312	12/19/25	4,258	69,847
NASDAQ 100 E-Mini Index	95	12/19/25	47,313	667,952
S&P 500 E-Mini Index	43	12/19/25	14,488	106,543
U.S. Long Bond	10	12/19/25	1,166	29,592
Ultra U.S. Treasury Bond	60	12/19/25	7,211	(23,287)
Long Gilt	35	12/29/25	4,276	16,673
2-Year U.S. Treasury Note	152	12/31/25	31,672	(52,397)
5-Year U.S. Treasury Note	1,026	12/31/25	112,010	146,303
3-Month SOFR	13	03/17/26	3,130	10,807
				1,675,186
Short Contracts
Euro OAT	20	12/08/25	2,849	(32,188)
10-Year Japanese Government Treasury Bonds	6	12/15/25	5,509	53,135
10-Year U.S. Treasury Note	414	12/19/25	46,575	(249,840)
10-Year U.S. Ultra Long Treasury Note	356	12/19/25	40,968	(579,095)
				(807,988)
				$ 867,198

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	21,044,971	USD	3,807,212	Deutsche Bank AG	12/17/25	$ 76,851
CHF	1,352,973	USD	1,713,206	Societe Generale	12/17/25	1,552
DKK	5,671,938	USD	895,442	Morgan Stanley & Co. International PLC	12/17/25	1,235
EUR	291,659	USD	342,553	Morgan Stanley & Co. International PLC	12/17/25	1,370
EUR	955,848	USD	1,121,012	The Bank of New York Mellon	12/17/25	6,123
GBP	1,630,787	USD	2,177,256	Morgan Stanley & Co. International PLC	12/17/25	16,211
GBP	1,629,837	USD	2,192,146	Societe Generale	12/17/25	43
MXN	29,895,650	USD	1,592,737	Morgan Stanley & Co. International PLC	12/17/25	26,536
MXN	36,396,424	USD	1,939,077	Morgan Stanley & Co. International PLC	12/17/25	32,305
USD	5,492,264	AUD	8,280,234	Morgan Stanley & Co. International PLC	12/17/25	8,296
USD	1,557,051	CAD	2,148,365	Citibank N.A.	12/17/25	7,800
USD	958,285	EUR	808,484	Deutsche Bank AG	12/17/25	4,921
USD	1,431,655	EUR	1,213,349	Deutsche Bank AG	12/17/25	876
USD	8,279,398	EUR	7,000,000	JPMorgan Chase Bank N.A.	12/17/25	25,007
USD	289,773	EUR	245,343	Morgan Stanley & Co. International PLC	12/17/25	464
USD	1,509,304	GBP	1,113,882	JPMorgan Chase Bank N.A.	12/17/25	11,093
USD	56,205,683	GBP	41,504,462	JPMorgan Chase Bank N.A.	12/17/25	380,704
USD	1,978,639	GBP	1,460,910	Morgan Stanley & Co. International PLC	12/17/25	13,663
USD	2,627,134	HKD	20,408,825	JPMorgan Chase Bank N.A.	12/17/25	399
USD	2,963,526	HKD	23,022,072	JPMorgan Chase Bank N.A.	12/17/25	450
USD	2,219,119	KRW	3,065,145,008	Goldman Sachs International	12/17/25	28,538
USD	1,256,758	SEK	11,680,252	JPMorgan Chase Bank N.A.	12/17/25	10,176
USD	25,585,368	TWD	765,539,800	Deutsche Bank AG	12/17/25	310,880
ZAR	33,712,048	USD	1,916,366	The Bank of New York Mellon	12/17/25	25,123
						990,616
DKK	695,704	USD	110,210	UBS AG	12/17/25	(226)
EUR	239,015	USD	282,815	The Bank of New York Mellon	12/17/25	(969)
EUR	265,895	USD	314,406	The Bank of New York Mellon	12/17/25	(864)
EUR	531,677	USD	627,612	The Bank of New York Mellon	12/17/25	(659)
EUR	571,833	USD	681,067	The Bank of New York Mellon	12/17/25	(6,762)
EUR	1,274,520	USD	1,504,112	The Bank of New York Mellon	12/17/25	(1,199)
EUR	2,304,018	USD	2,722,427	The Bank of New York Mellon	12/17/25	(5,532)
EUR	2,358,132	USD	2,787,753	The Bank of New York Mellon	12/17/25	(7,046)
EUR	1,299,687	USD	1,547,349	UBS AG	12/17/25	(14,760)
GBP	2,264,139	USD	3,066,515	Citibank N.A.	12/17/25	(21,168)
GBP	187,732	USD	254,573	Morgan Stanley & Co. International PLC	12/17/25	(2,066)
GBP	161,654	USD	218,836	The Bank of New York Mellon	12/17/25	(1,405)
GBP	237,698	USD	321,943	The Bank of New York Mellon	12/17/25	(2,230)
IDR	14,481,001,656	USD	877,950	JPMorgan Chase Bank N.A.	12/17/25	(11,872)
INR	76,522,374	USD	864,395	UBS AG	12/17/25	(6,911)
JPY	27,326,152	USD	186,511	Morgan Stanley & Co. International PLC	12/17/25	(311)
JPY	47,772,925	USD	327,067	Morgan Stanley & Co. International PLC	12/17/25	(1,543)
JPY	25,508,056	USD	174,362	Standard Chartered Bank	12/17/25	(550)
JPY	36,673,418	USD	251,498	The Bank of New York Mellon	12/17/25	(1,606)
JPY	1,019,349,101	USD	6,990,567	The Bank of New York Mellon	12/17/25	(44,740)
SEK	23,275,774	USD	2,503,448	Barclays Bank PLC	12/17/25	(19,326)
USD	1,115,411	CHF	880,736	Barclays Bank PLC	12/17/25	(834)
USD	16,969,272	DKK	107,480,750	JPMorgan Chase Bank N.A.	12/17/25	(22,353)
USD	198,924	EUR	169,262	Deutsche Bank AG	12/17/25	(670)
USD	5,968,219	EUR	5,067,853	Deutsche Bank AG	12/17/25	(7,787)
USD	1,242,189	EUR	1,053,751	JPMorgan Chase Bank N.A.	12/17/25	(393)
USD	97,126,736	EUR	82,501,315	Standard Chartered Bank	12/17/25	(158,717)
USD	163,731,184	EUR	139,076,413	Standard Chartered Bank	12/17/25	(267,557)
USD	208,693	JPY	30,681,040	Societe Generale	12/17/25	(368)
						(610,424)
						$ 380,192
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	1,169	10/03/25	USD	670.00	USD	77,876	$ 97,612
SPDR S&P 500 ETF Trust	296	10/03/25	USD	672.00	USD	19,719	12,580
SPDR S&P 500 ETF Trust	117	10/10/25	USD	667.00	USD	7,794	52,358
Alphabet, Inc., Class C	94	10/17/25	USD	225.00	USD	2,289	190,585
Alphabet, Inc., Class C	125	10/17/25	USD	240.00	USD	3,044	109,062
Apple, Inc.	198	10/17/25	USD	240.00	USD	5,042	317,790
Apple, Inc.	64	10/17/25	USD	245.00	USD	1,630	75,040
ASML Holding N.V., ADR	20	10/17/25	USD	840.00	USD	1,936	271,600
Freeport-McMoRan, Inc.	100	10/17/25	USD	48.00	USD	392	550
iShares China Large-Cap ETF	2,864	10/17/25	USD	42.00	USD	11,782	144,632
Meta Platforms, Inc., Class A	20	10/17/25	USD	820.00	USD	1,469	2,210
Microsoft Corp.	35	10/17/25	USD	560.00	USD	1,813	1,015
SPDR S&P Regional Banking ETF	269	10/17/25	USD	67.00	USD	1,703	9,953
Tesla, Inc.	40	10/17/25	USD	360.00	USD	1,779	348,400
Wells Fargo & Co.	219	10/17/25	USD	85.00	USD	1,836	43,691
Alphabet, Inc., Class C	122	11/21/25	USD	240.00	USD	2,971	192,760
Alphabet, Inc., Class C	26	11/21/25	USD	250.00	USD	633	28,145
Amazon.com, Inc.	136	11/21/25	USD	240.00	USD	2,986	63,920
Apple, Inc.	97	11/21/25	USD	235.00	USD	2,470	231,587
Apple, Inc.	45	11/21/25	USD	250.00	USD	1,146	58,388
Citigroup, Inc.	128	11/21/25	USD	105.00	USD	1,299	41,280
DR Horton, Inc.	32	11/21/25	USD	175.00	USD	542	23,840
DR Horton, Inc.	32	11/21/25	USD	185.00	USD	542	13,120
Euro Stoxx Banks	394	11/21/25	EUR	240.00	EUR	4,599	114,488
Intuit, Inc.	15	11/21/25	USD	700.00	USD	1,024	37,425
McDonald’s Corp.	53	11/21/25	USD	330.00	USD	1,611	9,010
MongoDB, Inc., Class A	29	11/21/25	USD	360.00	USD	900	16,530
SPDR Gold Shares	1,565	11/21/25	USD	360.00	USD	55,631	1,295,037
Walt Disney Co.	65	11/21/25	USD	120.00	USD	744	21,125
Booking Holdings, Inc.	5	12/19/25	USD	5,900.00	USD	2,700	57,225
Broadcom, Inc.	83	12/19/25	USD	350.00	USD	2,738	176,997
Delta Air Lines, Inc.	1,277	12/19/25	USD	62.50	USD	7,247	323,719
NVIDIA Corp.	194	12/19/25	USD	185.00	USD	3,620	309,915
SPDR Gold Shares	733	12/19/25	USD	345.00	USD	26,056	1,378,040
United Airlines Holdings, Inc.	319	12/19/25	USD	105.00	USD	3,078	181,830
							6,251,459
Put
SPDR S&P 500 ETF Trust	176	10/10/25	USD	655.00	USD	11,725	38,192
Alphabet, Inc., Class C	26	11/21/25	USD	245.00	USD	633	33,865
							72,057
							$ 6,323,516
OTC Interest Rate Swaptions Purchased
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 11/01/55	1-day SOFR, 4.24%	Annual	3.80%	Annual	JPMorgan Chase Bank N.A.	10/30/25	3.80%	USD	3,891	$ 26,685
30-Year Interest Rate Swap, 11/28/55	1-day SOFR, 4.24%	Annual	3.65%	Annual	Goldman Sachs International	11/26/25	3.65	USD	5,770	32,646
										$ 59,331

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alphabet, Inc., Class C	22	10/17/25	USD	260.00	USD	536	$ (3,443)
Apollo Global Management, Inc.	5	10/17/25	USD	145.00	USD	67	(413)
Apple, Inc.	23	10/17/25	USD	255.00	USD	586	(11,270)
Autodesk, Inc.	6	10/17/25	USD	330.00	USD	191	(1,530)
Bank of America Corp.	124	10/17/25	USD	52.50	USD	640	(12,090)
Bank of America Corp.	44	10/17/25	USD	55.00	USD	227	(1,210)
Cameco Corp.	12	10/17/25	USD	90.00	USD	101	(1,806)
Capital One Financial Corp.	8	10/17/25	USD	240.00	USD	170	(300)
Citigroup, Inc.	78	10/17/25	USD	110.00	USD	792	(4,446)
Hilton Worldwide Holdings, Inc.	10	10/17/25	USD	300.00	USD	259	(900)
Intel Corp.	290	10/17/25	USD	35.00	USD	973	(38,715)
Intuit, Inc.	1	10/17/25	USD	730.00	USD	68	(228)
iShares China Large-Cap ETF	2,864	10/17/25	USD	45.00	USD	11,782	(21,480)
JPMorgan Chase & Co.	80	10/17/25	USD	315.00	USD	2,523	(63,000)
JPMorgan Chase & Co.	31	10/17/25	USD	325.00	USD	978	(11,625)
Live Nation Entertainment, Inc.	23	10/17/25	USD	185.00	USD	376	(1,265)
McKesson Corp.	5	10/17/25	USD	780.00	USD	386	(6,100)
Micron Technology, Inc.	5	10/17/25	USD	160.00	USD	84	(5,663)
Tesla, Inc.	25	10/17/25	USD	420.00	USD	1,112	(89,562)
TJX Cos., Inc.	28	10/17/25	USD	150.00	USD	405	(1,050)
Trane Technologies PLC	3	10/17/25	USD	450.00	USD	127	(405)
Alphabet, Inc., Class C	26	11/21/25	USD	280.00	USD	633	(7,930)
Apple, Inc.	97	11/21/25	USD	255.00	USD	2,470	(97,727)
NVIDIA Corp.	41	11/21/25	USD	200.00	USD	765	(28,495)
SPDR Gold Shares	2,348	11/21/25	USD	380.00	USD	83,464	(650,396)
Alphabet, Inc., Class C	109	12/19/25	USD	220.00	USD	2,655	(337,627)
Alphabet, Inc., Class C	50	12/19/25	USD	210.00	USD	1,218	(196,500)
Amazon.com, Inc.	64	12/19/25	USD	260.00	USD	1,405	(17,664)
Apple, Inc.	197	12/19/25	USD	240.00	USD	5,016	(436,847)
Apple, Inc.	54	12/19/25	USD	250.00	USD	1,375	(83,295)
Bank of America Corp.	59	12/19/25	USD	52.50	USD	304	(12,921)
Broadcom, Inc.	59	12/19/25	USD	380.00	USD	1,946	(72,127)
Broadcom, Inc.	14	12/19/25	USD	370.00	USD	462	(20,685)
Broadcom, Inc.	97	12/19/25	USD	410.00	USD	3,200	(66,445)
Cameco Corp.	19	12/19/25	USD	100.00	USD	159	(5,406)
Capital One Financial Corp.	30	12/19/25	USD	250.00	USD	638	(7,650)
Citigroup, Inc.	50	12/19/25	USD	100.00	USD	508	(33,750)
CRH PLC	34	12/19/25	USD	110.00	USD	408	(46,920)
Delta Air Lines, Inc.	6	12/19/25	USD	70.00	USD	34	(618)
Delta Air Lines, Inc.	2,554	12/19/25	USD	72.50	USD	14,494	(204,320)
JPMorgan Chase & Co.	16	12/19/25	USD	325.00	USD	505	(17,080)
Mastercard, Inc., Class A	16	12/19/25	USD	650.00	USD	910	(5,336)
Meta Platforms, Inc., Class A	10	12/19/25	USD	860.00	USD	734	(11,925)
Micron Technology, Inc.	14	12/19/25	USD	150.00	USD	234	(37,485)
Microsoft Corp.	105	12/19/25	USD	580.00	USD	5,438	(52,762)
NVIDIA Corp.	249	12/19/25	USD	220.00	USD	4,646	(102,090)
NVIDIA Corp.	194	12/19/25	USD	210.00	USD	3,620	(121,250)
Oracle Corp.	12	12/19/25	USD	280.00	USD	337	(35,280)
Oracle Corp.	457	12/19/25	USD	330.00	USD	12,853	(571,250)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	24	12/19/25	USD	270.00	USD	670	(61,140)
Tesla, Inc.	5	12/19/25	USD	460.00	USD	222	(22,162)
Tesla, Inc.	2	12/19/25	USD	500.00	USD	89	(6,220)
United Airlines Holdings, Inc.	8	12/19/25	USD	115.00	USD	77	(2,436)
United Airlines Holdings, Inc.	638	12/19/25	USD	125.00	USD	6,157	(97,295)
Alphabet, Inc., Class C	55	01/16/26	USD	250.00	USD	1,340	(85,937)
Amazon.com, Inc.	60	01/16/26	USD	270.00	USD	1,317	(15,960)
Apollo Global Management, Inc.	13	01/16/26	USD	170.00	USD	173	(1,625)
Apple, Inc.	49	01/16/26	USD	270.00	USD	1,248	(38,832)
Autodesk, Inc.	6	01/16/26	USD	350.00	USD	191	(4,740)
Bank of America Corp.	124	01/16/26	USD	60.00	USD	640	(6,510)
Broadcom, Inc.	26	01/16/26	USD	380.00	USD	858	(39,910)
Cameco Corp.	30	01/16/26	USD	95.00	USD	252	(15,225)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Capital One Financial Corp.	23	01/16/26	USD	260.00	USD	489	$ (5,233)
CRH PLC	25	01/16/26	USD	135.00	USD	300	(7,313)
DR Horton, Inc.	7	01/16/26	USD	210.00	USD	119	(1,715)
Eli Lilly & Co.	9	01/16/26	USD	900.00	USD	687	(16,267)
Intuitive Surgical, Inc.	4	01/16/26	USD	575.00	USD	179	(1,960)
iShares iBoxx $ High Yield Corporate Bond ETF	658	01/16/26	USD	82.00	USD	5,342	(11,844)
JPMorgan Chase & Co.	22	01/16/26	USD	350.00	USD	694	(11,550)
Live Nation Entertainment, Inc.	17	01/16/26	USD	195.00	USD	278	(3,358)
McKesson Corp.	5	01/16/26	USD	840.00	USD	386	(8,925)
Meta Platforms, Inc., Class A	13	01/16/26	USD	920.00	USD	955	(10,855)
Micron Technology, Inc.	17	01/16/26	USD	155.00	USD	284	(43,477)
Microsoft Corp.	34	01/16/26	USD	605.00	USD	1,761	(13,005)
Netflix, Inc.	2	01/16/26	USD	1,500.00	USD	240	(2,790)
NVIDIA Corp.	102	01/16/26	USD	230.00	USD	1,903	(40,545)
Salesforce, Inc.	13	01/16/26	USD	310.00	USD	308	(3,621)
Tesla, Inc.	10	01/16/26	USD	480.00	USD	445	(44,625)
Walt Disney Co.	19	01/16/26	USD	140.00	USD	218	(1,520)
							(4,184,877)
Put
SPDR S&P 500 ETF Trust	264	10/10/25	USD	645.00	USD	17,587	(29,568)
Circle Internet Group, Inc., Class A	129	10/17/25	USD	110.00	USD	1,710	(19,285)
Costco Wholesale Corp.	5	10/17/25	USD	850.00	USD	463	(408)
Freeport-McMoRan, Inc.	100	10/17/25	USD	40.00	USD	392	(20,450)
Hilton Worldwide Holdings, Inc.	7	10/17/25	USD	230.00	USD	182	(420)
Intuitive Surgical, Inc.	4	10/17/25	USD	410.00	USD	179	(660)
Live Nation Entertainment, Inc.	17	10/17/25	USD	135.00	USD	278	(2,083)
McKesson Corp.	5	10/17/25	USD	590.00	USD	386	(2,500)
Meta Platforms, Inc., Class A	39	10/17/25	USD	700.00	USD	2,864	(23,302)
SPDR S&P Regional Banking ETF	269	10/17/25	USD	59.00	USD	1,703	(8,339)
Walt Disney Co.	19	10/17/25	USD	105.00	USD	218	(475)
Alphabet, Inc., Class C	26	11/21/25	USD	210.00	USD	633	(6,721)
Amazon.com, Inc.	136	11/21/25	USD	200.00	USD	2,986	(52,360)
Apple, Inc.	45	11/21/25	USD	230.00	USD	1,146	(9,923)
Citigroup, Inc.	128	11/21/25	USD	90.00	USD	1,299	(15,488)
DR Horton, Inc.	32	11/21/25	USD	145.00	USD	542	(5,920)
DR Horton, Inc.	32	11/21/25	USD	155.00	USD	542	(12,160)
Euro Stoxx Banks	197	11/21/25	EUR	205.00	EUR	2,300	(18,214)
Intel Corp.	724	11/21/25	USD	25.00	USD	2,429	(20,634)
Intuit, Inc.	15	11/21/25	USD	630.00	USD	1,024	(17,550)
McDonald’s Corp.	53	11/21/25	USD	285.00	USD	1,611	(13,303)
MongoDB, Inc., Class A	29	11/21/25	USD	260.00	USD	900	(11,237)
SPDR Gold Shares	1,565	11/21/25	USD	335.00	USD	55,631	(346,647)
Walt Disney Co.	65	11/21/25	USD	100.00	USD	744	(6,598)
Alphabet, Inc., Class C	98	12/19/25	USD	200.00	USD	2,387	(24,304)
Booking Holdings, Inc.	5	12/19/25	USD	4,900.00	USD	2,700	(56,125)
Broadcom, Inc.	97	12/19/25	USD	300.00	USD	3,200	(142,590)
NVIDIA Corp.	194	12/19/25	USD	160.00	USD	3,620	(86,330)
SPDR Gold Shares	488	12/19/25	USD	310.00	USD	17,347	(34,160)
Amazon.com, Inc.	60	01/16/26	USD	180.00	USD	1,317	(15,900)
Apollo Global Management, Inc.	13	01/16/26	USD	110.00	USD	173	(3,575)
Boston Scientific Corp.	41	01/16/26	USD	90.00	USD	400	(8,918)
Costco Wholesale Corp.	5	01/16/26	USD	840.00	USD	463	(6,025)
CRH PLC	25	01/16/26	USD	90.00	USD	300	(2,625)
Intuit, Inc.	2	01/16/26	USD	560.00	USD	137	(1,350)
Intuitive Surgical, Inc.	4	01/16/26	USD	380.00	USD	179	(3,780)
Live Nation Entertainment, Inc.	17	01/16/26	USD	130.00	USD	278	(2,975)
McKesson Corp.	5	01/16/26	USD	580.00	USD	386	(1,100)
Meta Platforms, Inc., Class A	13	01/16/26	USD	600.00	USD	955	(12,870)
Microsoft Corp.	34	01/16/26	USD	420.00	USD	1,761	(9,333)
Netflix, Inc.	2	01/16/26	USD	970.00	USD	240	(2,780)
NextEra Energy, Inc.	50	01/16/26	USD	60.00	USD	377	(2,300)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
NVIDIA Corp.	102	01/16/26	USD	140.00	USD	1,903	$ (24,939)
Salesforce, Inc.	13	01/16/26	USD	195.00	USD	308	(5,298)
Walt Disney Co.	19	01/16/26	USD	95.00	USD	218	(2,071)
							(1,093,593)
							$ (5,278,470)
OTC Interest Rate Swaptions Written
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 11/01/55	3.50%	Annual	1-day SOFR, 4.24%	Annual	JPMorgan Chase Bank N.A.	10/30/25	3.50%	USD	3,891	$ (2,650)
5-Year Interest Rate Swap, 11/16/30	3.10%	Annual	1-day SOFR, 4.24%	Annual	Goldman Sachs International	11/14/25	3.10	USD	9,625	(13,157)
5-Year Interest Rate Swap, 11/20/30	3.10%	Annual	1-day SOFR, 4.24%	Annual	JPMorgan Chase Bank N.A.	11/18/25	3.10	USD	12,010	(18,322)
5-Year Interest Rate Swap, 11/22/30	3.05%	Annual	1-day SOFR, 4.24%	Annual	Morgan Stanley & Co. International PLC	11/20/25	3.05	USD	11,870	(15,000)
5-Year Interest Rate Swap, 11/23/30	3.07%	Annual	1-day SOFR, 4.24%	Annual	Goldman Sachs International	11/21/25	3.07	USD	12,010	(17,165)
30-Year Interest Rate Swap, 11/28/55	3.15%	Annual	1-day SOFR, 4.24%	Annual	Goldman Sachs International	11/26/25	3.15	USD	5,770	(2,288)
2-Year Interest Rate Swap, 12/24/27	2.85%	Annual	1-day SOFR, 4.24%	Annual	Morgan Stanley & Co. International PLC	12/22/25	2.85	USD	54,780	(36,625)
10-Year Interest Rate Swap, 01/01/36	3.30%	Annual	1-day SOFR, 4.24%	Annual	JPMorgan Chase Bank N.A.	12/30/25	3.30	USD	4,594	(17,255)
										(122,462)
Put
5-Year Interest Rate Swap, 12/14/30	1-day SOFR, 4.24%	Annual	3.55%	Annual	Goldman Sachs International	12/12/25	3.55	USD	12,873	(39,889)
10-Year Interest Rate Swap, 01/01/36	1-day SOFR, 4.24%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	12/30/25	4.00	USD	4,594	(16,396)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 4.24%	Annual	4.30%	Annual	Goldman Sachs International	09/20/27	4.30	USD	36,643	(101,867)
										(158,152)
										$ (280,614)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	USD	4,266	$ (346,539)	$ (281,325)	$ (65,214)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	B	USD	3,316	$ 264,168	$ 67,710	$ 196,458
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Centrally Cleared Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.42.V3	5.00%	Quarterly	12/20/29	B	EUR	7,141	$ 859,821	$ 582,423	$ 277,398
iTraxx.XO.43.V2	5.00	Quarterly	06/20/30	B	EUR	955	122,137	88,919	33,218
							$ 1,246,126	$ 739,052	$ 507,074

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 4.24%	Annual	5.00%	Annual	N/A	10/02/25	USD	84,698	$ 424,395	$ 20	$ 424,375
0.28%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	N/A	03/09/26	JPY	2,930,801	53,222	21	53,201
1-day SOFR, 4.24%	Annual	4.40%	Annual	N/A	04/08/26	USD	21,824	58,467	26	58,441
1-day SOFR, 4.24%	Annual	4.45%	Annual	N/A	04/09/26	USD	7,990	25,579	10	25,569
1-day SOFR, 4.24%	Annual	4.05%	Annual	N/A	04/18/26	USD	12,579	(7,214)	16	(7,230)
1-day SOFR, 4.24%	Annual	4.30%	Annual	N/A	04/24/26	USD	15,182	31,059	20	31,039
1-day SOFR, 4.24%	Annual	4.50%	Annual	N/A	05/08/26	USD	12,488	54,560	17	54,543
1-day SOFR, 4.24%	Annual	4.35%	Annual	N/A	07/22/26	USD	5,619	26,931	10	26,921
1-day SOFR, 4.24%	At Termination	4.17%	At Termination	10/23/25 (a)	10/23/26	USD	9,509	54,664	17	54,647
1-day SOFR, 4.24%	At Termination	4.21%	At Termination	10/27/25 (a)	10/27/26	USD	18,989	119,044	35	119,009
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	10/28/26	USD	19,216	(7,651)	48	(7,699)
1-day SOFR, 4.24%	Annual	4.07%	Annual	N/A	01/14/27	USD	18,545	76,606	55	76,551
1-day SOFR, 4.24%	Annual	3.47%	Annual	N/A	03/10/27	USD	4,700	(26,926)	15	(26,941)
1-day MIBOR, 5.74%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/27	INR	103,211	15,268	8	15,260
1-day SOFR, 4.24%	Annual	4.10%	Annual	N/A	05/30/27	USD	15,272	142,431	57	142,374
1-day SOFR, 4.24%	Annual	4.15%	Annual	N/A	05/30/27	USD	15,272	157,275	60	157,215
1-day SOFR, 4.24%	Annual	3.30%	Annual	10/23/25 (a)	10/23/27	USD	3,403	(4,173)	15	(4,188)
1-day SOFR, 4.24%	Annual	4.20%	Annual	10/23/25 (a)	10/23/27	USD	4,949	79,691	23	79,668
1-day SOFR, 4.24%	Annual	3.92%	Annual	11/03/25 (a)	11/03/27	USD	2,364	26,065	11	26,054
1-day SOFR, 4.24%	Annual	3.95%	Annual	11/03/25 (a)	11/03/27	USD	2,364	27,427	11	27,416
1-day SOFR, 4.24%	Annual	3.99%	Annual	11/03/25 (a)	11/03/27	USD	4,728	58,030	22	58,008
1-day SOFR, 4.24%	Annual	4.07%	Annual	11/03/25 (a)	11/03/27	USD	9,541	132,710	43	132,667
1-day SOFR, 4.24%	Annual	3.86%	Annual	11/10/25 (a)	11/10/27	USD	9,919	99,930	45	99,885
1-day SOFR, 4.24%	Annual	3.48%	Annual	01/23/26 (a)	01/23/28	USD	13,665	55,678	59	55,619
3.45%	Annual	1-day SOFR, 4.24%	Annual	01/26/26 (a)	01/26/28	USD	11,825	(40,741)	51	(40,792)
1-day SOFR, 4.24%	Annual	4.00%	Annual	01/26/26 (a)	01/26/28	USD	11,825	164,683	51	164,632
3.27%	Annual	1-day SOFR, 4.24%	Annual	02/05/26 (a)	02/05/28	USD	11,933	(2,828)	52	(2,880)
1-day SOFR, 4.24%	Annual	3.87%	Annual	02/05/26 (a)	02/05/28	USD	11,933	139,504	52	139,452
1-day SONIA, 3.97%	Annual	4.86%	Annual	N/A	06/20/28	GBP	6,370	255,476	(11)	255,487
1-day SOFR, 4.24%	Annual	3.50%	Annual	N/A	08/20/28	USD	11,416	36,406	49	36,357
1-day SOFR, 4.24%	Annual	4.42%	Annual	N/A	10/02/28	USD	135,611	4,041,805	20,175	4,021,630
1-day SOFR, 4.24%	Annual	4.40%	Annual	N/A	10/31/28	USD	6,490	195,867	39	195,828
1-day SONIA, 3.97%	Annual	4.12%	Annual	N/A	11/17/28	GBP	3,004	29,990	92	29,898
1-day SONIA, 3.97%	Annual	4.12%	Annual	N/A	11/21/28	GBP	3,004	30,430	93	30,337
1-day SOFR, 4.24%	Annual	3.25%	Annual	12/15/26 (a)	12/15/28	USD	21,109	18,467	96	18,371
6-mo. EURIBOR, 2.10%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	7,713	354,761	58	354,703
1-day MIBOR, 5.74%	Semi-Annual	6.26%	Semi-Annual	N/A	03/20/29	INR	31,938	7,450	4	7,446
1-day MIBOR, 5.74%	Semi-Annual	6.30%	Semi-Annual	N/A	03/20/29	INR	39,035	9,624	5	9,619
1-day SOFR, 4.24%	Annual	3.79%	Annual	N/A	03/29/29	USD	17,015	194,449	111	194,338
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	04/08/29	USD	10,561	207,555	71	207,484
1-day SOFR, 4.24%	Annual	4.05%	Annual	N/A	04/09/29	USD	7,990	172,298	54	172,244
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	04/18/29	USD	12,579	250,212	85	250,127
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	04/24/29	USD	6,326	126,919	43	126,876
6-mo. EURIBOR, 2.10%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	8,865	251,582	68	251,514
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	05/06/29	USD	12,652	258,074	87	257,987
6-mo. EURIBOR, 2.10%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	6,519	175,307	53	175,254

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 4.24%	Annual	3.66%	Annual	N/A	10/10/29	USD	6,443	$ 19,867	$ 50	$ 19,817
1-day TIIEFONDEO, 7.85%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	81,548	291,100	31	291,069
1-day SONIA, 3.97%	Annual	4.00%	Annual	N/A	01/16/30	GBP	6,913	44,938	211	44,727
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	01/23/30	USD	6,913	155,364	57	155,307
1-day SOFR, 4.24%	Annual	3.23%	Annual	N/A	02/19/30	USD	7,173	(94,733)	60	(94,793)
1-day SOFR, 4.24%	Annual	3.90%	Annual	N/A	02/24/30	USD	12,279	227,776	103	227,673
6-mo. EURIBOR, 2.10%	Semi-Annual	2.20%	Annual	N/A	06/04/30	EUR	1,506	(11,798)	16	(11,814)
1-day SOFR, 4.24%	Annual	3.14%	Annual	05/12/28 (a)	05/12/33	USD	6,701	(140,824)	62	(140,886)
1-day SOFR, 4.24%	Annual	4.31%	Annual	N/A	09/29/33	USD	26,166	1,380,781	1,886	1,378,895
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	01/12/34	USD	4,817	134,145	65	134,080
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	01/17/34	USD	1,389	38,708	19	38,689
1-day MIBOR, 5.74%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/34	INR	13,127	4,225	3	4,222
1-day MIBOR, 5.74%	Semi-Annual	6.35%	Semi-Annual	N/A	03/20/34	INR	13,127	4,321	3	4,318
1-day SOFR, 4.24%	Annual	3.66%	Annual	N/A	10/10/34	USD	4,339	(19,859)	66	(19,925)
1-day SOFR, 4.24%	Annual	3.67%	Annual	N/A	12/26/34	USD	7,165	(15,357)	111	(15,468)
1-day SOFR, 4.24%	Annual	3.70%	Annual	N/A	01/06/35	USD	5,610	3,177	87	3,090
1-day SOFR, 4.24%	Annual	3.75%	Annual	N/A	03/27/35	USD	5,561	34,216	88	34,128
1-day SOFR, 4.24%	Annual	3.75%	Annual	N/A	07/09/35	USD	2,731	19,263	43	19,220
3.46%	Annual	1-day SOFR, 4.24%	Annual	12/15/26 (a)	12/15/36	USD	4,824	112,995	80	112,915
3.65%	Annual	1-day SOFR, 4.24%	Annual	N/A	11/03/53	USD	2,577	152,541	80	152,461
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	11/03/53	USD	2,577	9,431	80	9,351
1-day SONIA, 3.97%	Annual	4.10%	Annual	N/A	11/07/54	GBP	2,400	(291,754)	11,304	(303,058)
								$ 10,608,881	$ 36,547	$ 10,572,334

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TIM S.p.A.	1.00%	Quarterly	Goldman Sachs International	12/20/29	EUR	190	$ (164)	$ 8,048	$ (8,212)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ZF Europe Finance B.V.	5.00%	Quarterly	Deutsche Bank AG	12/20/28	BB-	EUR	156	$ 11,184	$ 12,091	$ (907)
Eutelsat S.A.	5.00	Quarterly	Deutsche Bank AG	12/20/29	NR	EUR	103	13,825	(8,948)	22,773
Faurecia SE	5.00	Quarterly	Goldman Sachs International	12/20/29	BB-	EUR	107	13,472	6,632	6,840
iTraxx.XO.42 10-20%	5.00	Quarterly	BNP Paribas SA	12/20/29	B	EUR	310	23,469	19,734	3,735
iTraxx.XO.42 10-20%	5.00	Quarterly	BNP Paribas SA	12/20/29	B	EUR	310	23,467	20,203	3,264
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B	EUR	682	111,911	85,279	26,632
Eutelsat S.A.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/30	NR	EUR	95	12,807	2,934	9,873
Eutelsat S.A.	5.00	Quarterly	BNP Paribas SA	12/20/30	NR	EUR	154	20,858	20,739	119
								$ 230,993	$ 158,664	$ 72,329

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

OTC Interest Rate Swaps
Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 0.06%	At Termination	10.06%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/04/27	BRL	14,158	$ (289,438)	$ —	$ (289,438)
1-day BZDIOVER, 0.06%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	14,191	(297,375)	—	(297,375)
1-day BZDIOVER, 0.06%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	14,578	(300,093)	—	(300,093)
1-day BZDIOVER, 0.06%	At Termination	10.03%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	14,173	(293,139)	—	(293,139)
1-day BZDIOVER, 0.06%	At Termination	12.95%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	6,346	(13,328)	—	(13,328)
1-day BZDIOVER, 0.06%	At Termination	13.00%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	11,362	(20,009)	—	(20,009)
1-day BZDIOVER, 0.06%	At Termination	13.00%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	7,385	(13,006)	—	(13,006)
1-day BZDIOVER, 0.06%	At Termination	13.12%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	29,662	(31,164)	—	(31,164)
									$ (1,257,552)	$ —	$ (1,257,552)
OTC Total Return Swaps
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-day SOFR minus 0.69%, 4.24%	At Termination	Goldman Sachs International	N/A	12/19/25	USD	7,531	$ 24,717	$ —	$ 24,717
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-day SOFR minus 0.50%, 4.24%	At Termination	JPMorgan Chase Bank N.A.	N/A	12/19/25	USD	5,878	19,572	—	19,572
1-day SOFR minus 0.25%, 4.24%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	12/19/25	USD	4,404	(8,091)	—	(8,091)
1-day SOFR minus 0.20%, 4.24%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	12/19/25	USD	2,852	(5,276)	—	(5,276)
1-day SOFR minus 0.15%, 4.24%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	12/19/25	USD	5,331	7,367	—	7,367
1-day SOFR plus 0.25%, 4.24%	At Termination	iShares Broad USD High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	12/19/25	USD	2,581	(4,195)	—	(4,195)
									$ 34,094	$ —	$ 34,094
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 53,144,472	$ —	$ 53,144,472
Common Stocks
Canada	15,617,828	—	—	15,617,828
China	209,114	8,279,364	—	8,488,478
Denmark	—	11,560,957	—	11,560,957
France	2,626,360	48,006,423	—	50,632,783
Germany	—	5,350,259	—	5,350,259
Israel	—	—	3,142	3,142
Italy	—	30,096,054	—	30,096,054
Netherlands	—	26,648,675	—	26,648,675
Norway	585,120	—	—	585,120
Spain	—	7,135,425	—	7,135,425
Sweden	—	—	—	—
Taiwan	35,346,105	—	—	35,346,105
United Kingdom	—	34,947,980	185,167	35,133,147
United States	843,845,326	26,590,473	4,299,126	874,734,925
Corporate Bonds
Australia	—	641,891	6,995,326	7,637,217
Belgium	—	3,421,272	—	3,421,272
Canada	—	3,024,012	—	3,024,012
Czech Republic	—	274,728	—	274,728
Denmark	—	169,194	—	169,194
Finland	—	429,739	—	429,739
France	—	6,543,718	—	6,543,718
Germany	358,220	7,500,009	3,896,410	11,754,639
Greece	—	694,185	—	694,185
Ireland	—	1,482,069	—	1,482,069
Israel	—	625,836	—	625,836
Italy	215,004	6,033,096	—	6,248,100
Japan	—	4,162,541	—	4,162,541
Jersey	—	506,070	—	506,070
Luxembourg	—	5,293,530	—	5,293,530
Mexico	586,067	—	—	586,067
Netherlands	—	2,764,793	—	2,764,793
Portugal	—	241,407	—	241,407
Slovenia	—	123,645	—	123,645
South Africa	—	176,039	—	176,039
Spain	—	2,127,926	—	2,127,926
Sweden	—	2,260,287	—	2,260,287
Switzerland	—	335,518	—	335,518
United Kingdom	—	13,490,769	—	13,490,769
United States	474,284	114,487,052	20,988,815	135,950,151
Fixed Rate Loan Interests	—	—	3,326,367	3,326,367
Floating Rate Loan Interests	—	48,760,129	22,941,777	71,701,906
Foreign Agency Obligations	—	27,925,415	—	27,925,415
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Investment Companies	$ 41,031,212	$ —	$ —	$ 41,031,212
Municipal Bonds	—	2,817,402	—	2,817,402
Non-Agency Mortgage-Backed Securities	—	29,803,840	—	29,803,840
Preferred Securities
Capital Trusts	—	8,905,794	—	8,905,794
Preferred Stocks	—	—	28,349,329	28,349,329
U.S. Government Sponsored Agency Securities	—	123,260,394	—	123,260,394
Warrants	—	414	2,644,410	2,644,824
Short-Term Securities
Money Market Funds	42,236,870	—	—	42,236,870
Options Purchased
Equity Contracts	6,323,516	—	—	6,323,516
Interest Rate Contracts	—	59,331	—	59,331
Unfunded Floating Rate Loan Interests(a)	—	8,996	—	8,996
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	—	(10,359)	(10,359)
	$ 989,455,026	$ 670,111,123	$ 93,619,510	$ 1,753,185,659
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 580,310	$ —	$ 580,310
Equity Contracts	1,231,899	334,792	—	1,566,691
Foreign Currency Exchange Contracts	—	990,616	—	990,616
Interest Rate Contracts	337,206	11,248,008	—	11,585,214
Liabilities
Credit Contracts	—	(74,333)	—	(74,333)
Equity Contracts	(5,312,184)	(22,206)	—	(5,334,390)
Foreign Currency Exchange Contracts	—	(610,424)	—	(610,424)
Interest Rate Contracts	(946,685)	(2,213,840)	—	(3,160,525)
	$ (4,689,764)	$ 10,232,923	$ —	$ 5,543,159

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests
Assets
Opening balance, as of December 31, 2024	$ —	$ 4,762,535	$ 41,318,921	$ 4,051,489	$ 24,162,482	$ 38,482,155	$ (6,140)
Transfers into Level 3	2,525	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	(1,195,564)	—	—
Accrued discounts/premiums	14,828	—	97,308	6,684	28,016	—	—
Net realized gain (loss)	—	(18)	(924,554)	6,572	14,181	(3,688,440)	—
Net change in unrealized appreciation (depreciation)(a)	(17,353)	(3,268,717)	(1,897,740)	40,323	516,287	(2,852,567)	(4,219)
Purchases	—	3,836,684	9,686,253	2,414	1,683,971	6,835,356	—
Sales	—	(843,049)	(16,399,637)	(781,115)	(2,267,596)	(10,427,175)	—
Closing balance, as of September 30, 2025	$ —	$ 4,487,435	$ 31,880,551	$ 3,326,367	$ 22,941,777	$ 28,349,329	$ (10,359)
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(a)	$ (17,353)	$ (3,268,717)	$ (1,325,900)	$ 41,880	$ 517,134	$ (3,874,436)	$ (4,219)

	Warrants	Total
Assets
Opening balance, as of December 31, 2024	$ 2,476,096	$ 115,247,538
Transfers into Level 3	—	2,525
Transfers out of Level 3	—	(1,195,564)
Accrued discounts/premiums	—	146,836

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

	Warrants	Total
Net realized gain (loss)	$ —	$ (4,592,259)
Net change in unrealized appreciation (depreciation)(a)	168,314	(7,315,672)
Purchases	—	22,044,678
Sales	—	(30,718,572)
Closing balance, as of September 30, 2025	$ 2,644,410	$ 93,619,510
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(a)	$ 195,686	$ (7,735,925)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $1,238,996.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$4,487,431	Market	Revenue Multiple	2.61x - 10.00x	9.99x
			EBITDA	16.00x	—
			Gross Profit Multiple	8.25x	—
			Volatility	56% - 70%	69%
			Time to Exit	0.3 - 2.0 years	0.5 years
		Income	Discount Rate	15%	-

Corporate Bonds	31,519,297	Income	Discount Rate	10%- 21%	13%
		Market	Revenue Multiple	1.00x

Floating Rate Loan Interests	22,091,116	Income	Discount Rate	6%- 14%	11%

Fixed Rate Loan Interests	3,326,367	Income	Discount Rate	8%	—

Preferred Stocks	28,311,894	Market	Revenue Multiple	2.00x - 20.80x	8.95x
			Time to Exit	1.0 - 3.0 years	2.9 years
			Volatility	42% - 80%	68%
		Income	Discount Rate	15%	—

Warrants	2,644,409	Market	Revenue Multiple	4.50x -10.50x	8.18x
			Volatility	30% - 70%	64%
			Time to Exit	0.3 - 4.5 years	3.1 years
	$92,380,514

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
Currency Abbreviation (continued)
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Currency Abbreviation (continued)
ZAR	South African Rand

Portfolio Abbreviation
ADR	American Depositary Receipt
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FREMF	Freddie Mac Multifamily Securities
KOSPI	Korea Composite Stock Price Index
MIBOR	Mumbai Interbank Offered Rate
PIK	Payment-in-Kind
PIPE	Private Investment in Public Equity
RB	Revenue Bonds
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SPDR	Standard & Poor’s Depository Receipt
TIIEFONDEO	MXN - Overnight TIIE Funding Rate